UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2009

1.807732.105

VCI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
AUTO COMPONENTS - 3.0%
Auto Parts & Equipment - 3.0%
Autoliv, Inc.	600	$ 20,160
BorgWarner, Inc.	2,300	69,598
Johnson Controls, Inc.	6,200	158,472
		248,230
AUTOMOBILES - 2.0%
Automobile Manufacturers - 1.5%
Ford Motor Co. (a)	17,200	124,012
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	1,900	43,700
TOTAL AUTOMOBILES		167,712
DISTRIBUTORS - 1.1%
Distributors - 1.1%
Li & Fung Ltd.	22,000	88,710
DIVERSIFIED CONSUMER SERVICES - 2.9%
Education Services - 2.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,160	85,457
DeVry, Inc.	700	38,724
Princeton Review, Inc. (a)	2,379	9,992
Strayer Education, Inc.	321	69,875
		204,048
Specialized Consumer Services - 0.4%
Regis Corp.	1,400	21,700
Sotheby's Class A (ltd. vtg.)	800	13,784
		35,484
TOTAL DIVERSIFIED CONSUMER SERVICES		239,532
FOOD & STAPLES RETAILING - 2.6%
Food Retail - 0.8%
Susser Holdings Corp. (a)	5,200	65,364
Hypermarkets & Super Centers - 1.8%
Costco Wholesale Corp.	2,600	146,796
TOTAL FOOD & STAPLES RETAILING		212,160
HOTELS, RESTAURANTS & LEISURE - 21.0%
Casinos & Gaming - 5.1%
Ameristar Casinos, Inc.	1,700	26,826
Bally Technologies, Inc. (a)	1,400	53,718
International Game Technology	2,100	45,108
Las Vegas Sands Corp. unit	363	104,951
MGM Mirage, Inc. (a)	3,200	38,528
Penn National Gaming, Inc. (a)	2,000	55,320
WMS Industries, Inc. (a)	1,900	84,664
Wynn Macau Ltd.	6,400	8,324
		417,439
Hotels, Resorts & Cruise Lines - 5.5%
Carnival Corp. unit	5,600	186,368

	Shares	Value
Marriott International, Inc. Class A	2,016	$ 55,621
Royal Caribbean Cruises Ltd.	1,100	26,488
Starwood Hotels & Resorts Worldwide, Inc.	2,400	79,272
Wyndham Worldwide Corp.	6,500	106,080
		453,829
Leisure Facilities - 0.2%
Vail Resorts, Inc. (a)	600	20,124
Restaurants - 10.2%
BJ's Restaurants, Inc. (a)	916	13,731
Brinker International, Inc.	800	12,584
Burger King Holdings, Inc.	800	14,072
Darden Restaurants, Inc.	2,800	95,564
Jack in the Box, Inc. (a)	1,200	24,588
McDonald's Corp.	7,260	414,328
P.F. Chang's China Bistro, Inc. (a)	1,000	33,970
Sonic Corp. (a)	1,910	21,125
Starbucks Corp. (a)	3,200	66,080
Yum! Brands, Inc.	4,200	141,792
		837,834
TOTAL HOTELS, RESTAURANTS & LEISURE		1,729,226
HOUSEHOLD DURABLES - 4.0%
Home Furnishings - 0.7%
Mohawk Industries, Inc. (a)	1,200	57,228
Homebuilding - 1.7%
Lennar Corp. Class A	2,200	31,350
M.D.C. Holdings, Inc.	300	10,422
Pulte Homes, Inc.	6,855	75,336
Toll Brothers, Inc. (a)	1,300	25,402
		142,510
Household Appliances - 0.9%
Whirlpool Corp.	1,000	69,960
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	3,700	58,053
TOTAL HOUSEHOLD DURABLES		327,751
INTERNET & CATALOG RETAIL - 3.1%
Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	4,400	48,268
Internet Retail - 2.5%
Amazon.com, Inc. (a)	2,190	204,458
TOTAL INTERNET & CATALOG RETAIL		252,726
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (a)	245	121,483
Tencent Holdings Ltd.	2,300	37,423
		158,906
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	2,010	$ 55,778
MEDIA - 23.9%
Advertising - 2.6%
Focus Media Holding Ltd. ADR (a)	1,600	17,664
Interpublic Group of Companies, Inc. (a)	13,017	97,888
Lamar Advertising Co. Class A (a)	2,582	70,850
Omnicom Group, Inc.	639	23,605
		210,007
Cable & Satellite - 9.7%
Cablevision Systems Corp. - NY Group Class A	900	21,375
Comcast Corp. Class A	17,700	298,953
DISH Network Corp. Class A (a)	3,000	57,780
Liberty Media Corp. Entertainment Series A (a)	3,100	96,441
The DIRECTV Group, Inc. (a)	3,600	99,288
Time Warner Cable, Inc.	4,082	175,893
Virgin Media, Inc.	3,600	50,112
		799,842
Movies & Entertainment - 11.3%
DreamWorks Animation SKG, Inc. Class A (a)	617	21,947
News Corp.:
Class A	9,200	110,308
Class B	3,300	46,167
The Walt Disney Co.	15,600	428,376
Time Warner, Inc.	5,433	156,362
Viacom, Inc. Class B (non-vtg.) (a)	5,900	165,436
		928,596
Publishing - 0.3%
McGraw-Hill Companies, Inc.	1,100	27,654
TOTAL MEDIA		1,966,099
MULTILINE RETAIL - 7.1%
Department Stores - 0.7%
Nordstrom, Inc.	1,800	54,972
General Merchandise Stores - 6.4%
Dollar Tree, Inc. (a)	700	34,076
Target Corp.	10,600	494,808
		528,884
TOTAL MULTILINE RETAIL		583,856
SOFTWARE - 0.2%
Application Software - 0.2%
Blackboard, Inc. (a)	500	18,890

	Shares	Value
SPECIALTY RETAIL - 22.3%
Apparel Retail - 4.6%
Citi Trends, Inc. (a)	2,967	$ 84,470
Gymboree Corp. (a)	1,705	82,488
Ross Stores, Inc.	2,300	109,871
TJX Companies, Inc.	600	22,290
Urban Outfitters, Inc. (a)	2,200	66,374
Zumiez, Inc. (a)	755	12,390
		377,883
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	4,970	195,222
AutoZone, Inc. (a)	243	35,531
Monro Muffler Brake, Inc.	700	22,253
		253,006
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	900	33,768
RadioShack Corp.	3,352	55,543
		89,311
Home Improvement Retail - 8.5%
Home Depot, Inc.	5,148	137,143
Lowe's Companies, Inc.	24,000	502,559
Lumber Liquidators, Inc. (a)	2,800	60,732
		700,434
Specialty Stores - 5.0%
Big 5 Sporting Goods Corp.	2,200	33,220
Office Depot, Inc. (a)	4,800	31,776
PetSmart, Inc.	1,163	25,295
Sally Beauty Holdings, Inc. (a)	2,150	15,287
Staples, Inc.	11,386	264,383
Tiffany & Co., Inc.	200	7,706
Zale Corp. (a)	5,533	39,561
		417,228
TOTAL SPECIALTY RETAIL		1,837,862
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Apparel, Accessories & Luxury Goods - 1.0%
Coach, Inc.	1,071	35,257
G-III Apparel Group Ltd. (a)	1,200	16,980
Hanesbrands, Inc. (a)	500	10,700
VF Corp.	300	21,729
		84,666
Footwear - 3.1%
Deckers Outdoor Corp. (a)	600	50,910
Iconix Brand Group, Inc. (a)	468	5,836
NIKE, Inc. Class B	3,000	194,100
		250,846
TOTAL TEXTILES, APPAREL & LUXURY GOODS		335,512
TOTAL COMMON STOCKS (Cost $7,855,553)		8,222,950
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $71,415)	71,415	$ 71,415
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $7,926,968)	8,294,365
NET OTHER ASSETS - (0.8)%	(63,709)
NET ASSETS - 100%	$ 8,230,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 544
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,832,994	$ 7,719,719	$ 113,275	$ -
Consumer Staples	212,160	212,160	-	-
Information Technology	177,796	177,796	-	-
Money Market Funds	71,415	71,415	-	-
Total Investments in Securities:	$ 8,294,365	$ 8,181,090	$ 113,275	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 31,050
Total Realized Gain (Loss)	30,406
Total Unrealized Gain (Loss)	64,401
Cost of Purchases	23,200
Proceeds of Sales	(44,106)
Amortization/Accretion	-
Transfers in/out of Level 3	(104,951)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,111,911. Net unrealized appreciation aggregated $182,454, of which $1,056,319 related to appreciated investment securities and $873,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2009

1.856924.102

VCSP-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BEVERAGES - 30.0%
Brewers - 6.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	3,700	$ 40,387
Anheuser-Busch InBev SA NV	8,045	367,353
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,030	84,728
Molson Coors Brewing Co. Class B	10,255	499,213
		991,681
Distillers & Vintners - 3.8%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	27,589	417,973
Diageo PLC sponsored ADR	3,315	203,839
		621,812
Soft Drinks - 20.1%
Coca-Cola Enterprises, Inc.	12,488	267,368
Coca-Cola FEMSA SAB de CV sponsored ADR	1,720	82,732
Coca-Cola Icecek AS	5,450	38,557
Cott Corp. (a)	100	732
Dr Pepper Snapple Group, Inc. (a)	9,503	273,211
Embotelladora Andina SA sponsored ADR	4,600	82,616
Fomento Economico Mexicano SAB de CV sponsored ADR	1,135	43,187
Pepsi Bottling Group, Inc.	3,550	129,362
PepsiCo, Inc.	21,763	1,276,618
The Coca-Cola Co.	20,450	1,098,165
		3,292,548
TOTAL BEVERAGES		4,906,041
FOOD & STAPLES RETAILING - 20.9%
Drug Retail - 10.9%
CVS Caremark Corp.	33,590	1,200,507
Walgreen Co.	15,650	586,406
		1,786,913
Food Retail - 5.1%
Kroger Co.	20,764	428,569
Safeway, Inc.	18,840	371,525
The Pantry, Inc. (a)	2,291	35,923
		836,017
Hypermarkets & Super Centers - 4.9%
Wal-Mart Stores, Inc.	16,100	790,349
TOTAL FOOD & STAPLES RETAILING		3,413,279
FOOD PRODUCTS - 14.3%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	8,210	239,896

	Shares	Value
Bunge Ltd.	2,505	$ 156,838
Corn Products International, Inc.	2,548	72,669
SLC Agricola SA	4,600	39,504
Viterra, Inc. (a)	4,400	43,897
		552,804
Packaged Foods & Meats - 10.9%
Ausnutria Dairy Hunan Co. Ltd. Class H	8,000	4,129
Brasil Foods SA	100	2,654
Cadbury PLC sponsored ADR	59	3,021
Cermaq ASA (a)	5,600	45,372
Danone	1,151	69,358
Dean Foods Co. (a)	2,700	48,033
General Mills, Inc.	5,241	337,416
Lindt & Spruengli AG	2	55,502
Nestle SA (Reg.)	13,372	569,795
PureCircle Ltd. (a)	100	390
Tyson Foods, Inc. Class A	11,650	147,140
Unilever NV (NY Shares)	17,125	494,228
		1,777,038
TOTAL FOOD PRODUCTS		2,329,842
HOUSEHOLD PRODUCTS - 14.6%
Household Products - 14.6%
Colgate-Palmolive Co.	3,792	289,254
Energizer Holdings, Inc. (a)	3,295	218,590
Procter & Gamble Co.	32,450	1,879,503
		2,387,347
PERSONAL PRODUCTS - 3.7%
Personal Products - 3.7%
Avon Products, Inc.	14,536	493,643
Mead Johnson Nutrition Co. Class A	1,250	56,388
Natura Cosmeticos SA	2,400	43,160
		593,191
PHARMACEUTICALS - 2.5%
Pharmaceuticals - 2.5%
Johnson & Johnson	6,688	407,232
Perrigo Co.	53	1,801
		409,033
TOBACCO - 12.2%
Tobacco - 12.2%
Altria Group, Inc.	31,050	553,001
British American Tobacco PLC sponsored ADR	12,920	817,190
KT&G Corp.	706	42,878
Philip Morris International, Inc.	11,070	539,552
Souza Cruz Industria Comerico	1,200	42,712
		1,995,333
TOTAL COMMON STOCKS (Cost $16,749,499)		16,034,066
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $297,403)	297,403	$ 297,403
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,046,902)	16,331,469
NET OTHER ASSETS - 0.0%	7,368
NET ASSETS - 100%	$ 16,338,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,025
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Staples	$ 15,625,033	$ 15,620,904	$ 4,129	$ -
Health Care	409,033	409,033	-	-
Money Market Funds	297,403	297,403	-	-
Total Investments in Securities	$ 16,331,469	$ 16,327,340	$ 4,129	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $17,236,316. Net unrealized depreciation aggregated $904,847, of which $1,043,987 related to appreciated investment securities and $1,948,834 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2009

1.864820.101

VIPEM-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	2,100	$ 50,715
Australia - 0.2%
Sino Gold Mining Ltd. (a)	13,808	82,103
Bermuda - 0.9%
Aquarius Platinum Ltd.:
(Australia)	46,246	210,519
(United Kingdom)	1,666	7,403
Huabao International Holdings Ltd.	65,000	69,697
Ports Design Ltd.	55,000	137,394
TOTAL BERMUDA		425,013
Brazil - 15.2%
Banco ABC Brasil SA	7,000	41,421
BM&F BOVESPA SA	40,500	299,331
Brasil Foods SA	400	10,615
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	400	22,520
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	75	1,140
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	14,900	455,940
Fertilizantes Fosfatados SA (PN)	8,100	82,825
Gerdau SA sponsored ADR	23,700	318,528
GVT Holding SA (a)	5,700	130,600
Itau Unibanco Banco Multiplo SA ADR	50,270	1,012,941
Localiza Rent A Car SA	7,500	75,165
Net Servicos de Comunicacao SA sponsored ADR	19,600	225,792
OGX Petroleo e Gas Participacoes SA	400	305,573
PDG Realty S.A. Empreendimentos e Participacoes	8,000	66,445
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	38,100	750,556
(PN) sponsored ADR (non-vtg.)	32,300	1,269,713
sponsored ADR	5,800	266,220
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	15,800	296,882
Tivit Terc de Tec E Servico SA (a)	6,000	44,176
Vale SA (PN-A) sponsored ADR	60,779	1,246,577
Vivo Participacoes SA sponsored ADR	8,100	204,525
Votorantim Celulose e Papel SA sponsored ADR (a)	13,013	213,543
TOTAL BRAZIL		7,341,028
Canada - 0.9%
Eldorado Gold Corp. (a)	5,300	60,204
First Quantum Minerals Ltd.	2,800	183,092
Sherritt International Corp.	7,700	55,098
Sino-Forest Corp. (a)	7,200	113,734
Uranium One, Inc. (a)	18,100	43,454
TOTAL CANADA		455,582

	Shares	Value
Cayman Islands - 1.6%
China Dongxiang Group Co. Ltd.	232,000	$ 154,766
China High Speed Transmission Equipment Group Co. Ltd.	68,000	139,510
China Shanshui Cement Group Ltd.	108,000	80,686
Eurasia Drilling Co. Ltd. GDR (Reg. S)	7,100	93,010
Geely Automobile Holdings Ltd.	515,000	140,213
Hidili Industry International Development Ltd. (a)	51,000	47,710
Integra Group Holdings unit (a)	31,600	101,436
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,371	17,083
TOTAL CAYMAN ISLANDS		774,414
China - 9.1%
China Construction Bank Corp. (H Shares)	1,002,000	800,307
China Merchants Bank Co. Ltd. (H Shares)	190,050	423,750
China National Materials Co. Ltd.	53,000	45,409
China Oilfield Services Ltd. (H Shares)	46,000	42,914
China Railway Construction Corp. Ltd. (H Shares)	98,000	130,245
China Shenhua Energy Co. Ltd. (H Shares)	101,500	443,326
China Yurun Food Group Ltd.	103,000	221,948
Golden Eagle Retail Group Ltd. (H Shares)	108,000	181,161
Industrial & Commercial Bank of China Ltd.	1,062,000	800,268
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	122,000	73,672
NetEase.com, Inc. sponsored ADR (a)	1,400	63,952
PICC Property & Casualty Co. Ltd. (H Shares) (a)	178,000	122,418
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	50,500	400,742
Tencent Holdings Ltd.	24,200	393,757
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	73,078
ZTE Corp. (H Shares)	30,200	159,378
TOTAL CHINA		4,376,325
Cyprus - 0.1%
Globaltrans Investment PLC GDR (Reg. S) (a)	4,100	30,340
XXI Century Investments Public Ltd. (a)	600	216
TOTAL CYPRUS		30,556
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	6,300	338,191
Komercni Banka AS	1,400	278,702
TOTAL CZECH REPUBLIC		616,893
Egypt - 0.3%
Commercial International Bank Ltd. sponsored GDR	16,049	164,823
Common Stocks - continued
	Shares	Value
Hong Kong - 4.8%
China Mobile (Hong Kong) Ltd.	75,500	$ 739,470
China Overseas Land & Investment Ltd.	94,000	203,283
China Resources Power Holdings Co. Ltd.	90,000	209,265
CNOOC Ltd.	400,000	539,278
CNPC (Hong Kong) Ltd.	250,000	198,065
Cosco Pacific Ltd.	64,000	91,830
Hong Kong Exchange & Clearing Ltd.	5,000	90,645
Shanghai Industrial Holdings Ltd. (H Shares)	39,000	175,877
Sino-Ocean Land Holdings Ltd.	93,500	84,693
TOTAL HONG KONG		2,332,406
Hungary - 0.8%
OTP Bank Ltd. (a)	13,700	390,886
India - 7.8%
Bank of Baroda	6,442	65,830
Bharat Heavy Electricals Ltd.	6,031	294,235
Grasim Industries Ltd.	2,480	147,943
Housing Development and Infrastructure Ltd. (a)	18,016	121,604
Housing Development Finance Corp. Ltd.	9,170	535,879
Indiabulls Real Estate Ltd.	21,565	122,790
Infosys Technologies Ltd. sponsored ADR	12,170	590,123
Jain Irrigation Systems Ltd.	6,816	112,817
JSW Steel Ltd.	13,754	239,899
Mahindra & Mahindra Ltd.	10,950	202,599
Power Finance Corp. Ltd.	2,989	14,339
Reliance Industries Ltd. (a)	13,642	629,201
Rural Electrification Corp. Ltd.	18,356	77,446
Tata Consultancy Services Ltd.	16,422	213,639
Tata Power Co. Ltd.	7,188	198,474
Tata Steel Ltd.	17,394	185,637
TOTAL INDIA		3,752,455
Indonesia - 5.0%
PT Astra International Tbk	88,500	306,012
PT Bank Central Asia Tbk	489,900	234,919
PT Bank Mandiri Persero Tbk	428,500	208,808
PT Bank Rakyat Indonesia Tbk	370,000	287,715
PT Bumi Resources Tbk	865,000	289,231
PT Indocement Tunggal Prakarsa Tbk	168,000	184,635
PT Indofood Sukses Makmur Tbk	595,000	186,613
PT International Nickel Indonesia Tbk (a)	93,000	40,016
PT Perusahaan Gas Negara Tbk Series B	863,800	326,893
PT Telkomunikasi Indonesia Tbk Series B	412,500	369,947
TOTAL INDONESIA		2,434,789
Ireland - 0.2%
Dragon Oil PLC (a)	14,809	90,185

	Shares	Value
Israel - 1.7%
Israel Chemicals Ltd.	14,003	$ 160,172
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,400	677,504
TOTAL ISRAEL		837,676
Kazakhstan - 0.8%
JSC Halyk Bank of Kazakhstan unit (a)	31,186	218,926
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	8,600	192,468
TOTAL KAZAKHSTAN		411,394
Korea (South) - 11.7%
DigiTech Systems Co., Ltd. (a)	927	21,172
Hana Financial Group, Inc.	6,010	207,554
Hynix Semiconductor, Inc. (a)	16,630	280,084
Hyundai Engineering & Construction Co. Ltd.	3,704	201,642
Hyundai Heavy Industries Co. Ltd.	588	90,029
Hyundai Industrial Development & Construction Co.	5,890	214,432
Hyundai Mobis	2,601	366,159
Hyundai Motor Co.	5,572	528,466
Industrial Bank of Korea (a)	16,320	200,595
KB Financial Group, Inc. (a)	8,610	443,088
Korea Exchange Bank	26,310	309,957
LG Corp.	3,330	223,770
LG Innotek Co. Ltd.	529	57,147
Lumens Co. Ltd. (a)	10,901	69,080
MegaStudy Co. Ltd.	341	70,339
Samsung Electronics Co. Ltd.	2,560	1,774,708
Samsung Securities Co. Ltd.	711	41,549
Shinhan Financial Group Co. Ltd. (a)	11,920	476,123
Taewoong Co. Ltd.	1,155	74,372
TOTAL KOREA (SOUTH)		5,650,266
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A	5,000	185,700
Evraz Group SA GDR	10,284	267,898
Ternium SA sponsored ADR (a)	4,400	117,040
TOTAL LUXEMBOURG		570,638
Mexico - 3.1%
America Movil SAB de CV Series L sponsored ADR	21,800	955,494
Corporacion Geo SA de CV Series B (a)	56,200	152,315
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	12,600	118,944
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	2,497	70,390
Grupo Financiero Banorte SAB de CV Series O	59,800	200,219
TOTAL MEXICO		1,497,362
Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S) (a)	4,600	111,780
Common Stocks - continued
	Shares	Value
Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	14,400	$ 80,640
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	56,000	39,371
Papua New Guinea - 0.1%
Oil Search Ltd.	9,716	55,286
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	6,490	228,513
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	3,100	159,340
Poland - 0.8%
Bank Polska Kasa Opieki SA (a)	4,800	254,216
Bank Zachodni WBK SA (a)	1,615	84,408
Globe Trade Centre SA (a)	3,200	26,871
TOTAL POLAND		365,495
Russia - 8.6%
Cherkizovo Group OJSC GDR (a)	3,000	16,500
Magnit OJSC GDR (Reg. S)	10,500	143,850
Mechel Steel Group OAO sponsored ADR	10,100	181,598
Novorossiysk Commercial Sea Port JSC	86,500	12,672
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	7,665
OAO Gazprom	8,900	53,044
OAO Gazprom sponsored ADR	51,542	1,218,453
OAO NOVATEK GDR	2,922	144,055
OAO Tatneft sponsored ADR	10,403	257,474
OJSC MMC Norilsk Nickel sponsored ADR	32,444	405,550
OJSC Oil Company Rosneft GDR (Reg. S)	57,400	431,648
Polymetal JSC GDR (Reg. S) (a)	9,100	71,981
RusHydro JSC sponsored ADR (a)	29,244	100,307
Sberbank (Savings Bank of the Russian Federation)	181,200	360,588
Sberbank (Savings Bank of the Russian Federation) GDR	950	211,162
Sistema JSFC sponsored GDR	10,275	150,015
Vimpel Communications sponsored ADR (a)	20,200	377,740
TOTAL RUSSIA		4,144,302
Singapore - 0.3%
Straits Asia Resources Ltd.	53,000	80,124
Wilmar International Ltd.	18,000	80,741
TOTAL SINGAPORE		160,865
South Africa - 6.0%
African Bank Investments Ltd.	55,700	218,780
AngloGold Ashanti Ltd.	4,700	188,676
Aspen Pharmacare Holdings Ltd.	25,364	208,876

	Shares	Value
Aveng Ltd.	40,800	$ 234,951
Clicks Group Ltd.	34,092	103,949
Illovo Sugar Ltd.	17,116	74,339
JD Group Ltd.	12,376	73,493
Mr. Price Group Ltd.	39,300	177,911
MTN Group Ltd.	38,608	627,917
Murray & Roberts Holdings Ltd.	17,900	141,451
Mvelaphanda Resources Ltd. (a)	25,874	130,877
Raubex Group Ltd.	19,396	65,983
Shoprite Holdings Ltd.	22,188	183,164
Standard Bank Group Ltd.	29,900	386,763
Truworths International Ltd.	11,100	62,812
TOTAL SOUTH AFRICA		2,879,942
Taiwan - 7.8%
Advanced Semiconductor Engineering, Inc.	84,000	69,529
Advanced Semiconductor Engineering, Inc. sponsored ADR	20,200	83,426
Asia Cement Corp.	197,200	220,719
Farglory Land Development Co. Ltd.	16,000	38,652
First Financial Holding Co. Ltd.	337,657	210,484
Formosa Epitaxy, Inc.	72,000	110,919
Fubon Financial Holding Co. Ltd. (a)	199,000	224,590
Hon Hai Precision Industry Co. Ltd. (Foxconn)	161,232	646,652
Largan Precision Co. Ltd.	9,060	118,870
Macronix International Co. Ltd.	170,506	93,830
MediaTek, Inc.	28,032	467,142
Polaris Securities Co. Ltd.	57,000	33,583
Siliconware Precision Industries Co. Ltd.	162,560	229,456
Taiwan Mobile Co. Ltd.	71,000	131,342
Taiwan Semiconductor Manufacturing Co. Ltd.	190,609	382,237
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,164	264,837
Wistron Corp.	140,515	261,249
Yuanta Financial Holding Co. Ltd.	244,000	180,550
TOTAL TAIWAN		3,768,067
Thailand - 0.8%
Central Pattana PCL (For. Reg.)	45,900	32,006
National Finance PCL (For. Reg.)	26,300	13,695
Siam Commercial Bank PCL (For. Reg.)	93,400	237,588
Thai Airways International PCL (For. Reg.) (a)	141,600	94,499
Total Access Communication PCL (For. Reg.)	400	512
TOTAL THAILAND		378,300
Turkey - 1.8%
Hurriyet Gazetecilik ve Matbaacilik AS (a)	85,656	77,337
Tofas Turk Otomobil Fabrikasi AS	24,894	70,112
Turk Hava Yollari AO	69,000	179,456
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi AS	83,000	$ 313,176
Turkiye Is Bankasi AS Series C	64,929	253,740
TOTAL TURKEY		893,821
United Kingdom - 1.6%
Hikma Pharmaceuticals PLC	10,646	79,791
Max Petroleum PLC (a)	115,000	36,304
Randgold Resources Ltd. sponsored ADR	2,600	181,688
Standard Chartered PLC (United Kingdom)	7,598	187,270
Tullow Oil PLC	2,458	44,318
Xstrata PLC	17,040	251,259
TOTAL UNITED KINGDOM		780,630
United States of America - 1.3%
Central European Distribution Corp. (a)	5,100	167,076
CTC Media, Inc. (a)	11,300	177,636
Freeport-McMoRan Copper & Gold, Inc.	3,800	260,718
TOTAL UNITED STATES OF AMERICA		605,430
TOTAL COMMON STOCKS (Cost $39,557,847)		46,937,291
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (b) (Cost $1,307,300)	1,307,300	$ 1,307,300
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $40,865,147)	48,244,591
NET OTHER ASSETS - 0.1%	68,900
NET ASSETS - 100%	$ 48,313,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,594
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 7,341,028	$ 7,341,028	$ -	$ -
Korea (South)	5,650,266	5,174,143	476,123	-
China	4,376,325	4,376,325	-	-
Russia	4,144,302	4,144,302	-	-
Taiwan	3,768,067	3,698,538	69,529	-
India	3,752,455	3,538,682	213,773	-
South Africa	2,879,942	2,252,025	627,917	-
Indonesia	2,434,789	2,434,789	-	-
Hong Kong	2,332,406	1,053,658	1,278,748	-
Cyprus	30,556	30,340	-	216
Other	10,227,155	10,227,155	-	-
Money Market Funds	1,307,300	1,307,300	-	-
Total Investments in Securities:	$ 48,244,591	$ 45,578,285	$ 2,666,090	$ 216
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	150
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	66
Ending Balance	$ 216
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 150

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $41,356,793. Net unrealized appreciation aggregated $6,887,798, of which $8,250,058 related to appreciated investment securities and $1,362,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

September 30, 2009

1.807722.105

VNR-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 113,669
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	35,100	1,612,845
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
EnerNOC, Inc. (a)	11,200	371,392
ELECTRICAL EQUIPMENT - 2.5%
Electrical Components & Equipment - 2.4%
centrotherm photovoltaics AG (a)	14,099	676,699
Energy Conversion Devices, Inc. (a)(c)	57,327	663,847
Evergreen Solar, Inc. (a)(c)	141,706	272,076
First Solar, Inc. (a)(c)	18,700	2,858,482
JA Solar Holdings Co. Ltd. ADR (a)(c)	534,707	2,154,869
Q-Cells SE (a)(c)	9,800	187,715
SunPower Corp.:
Class A (a)	12,500	373,625
Class B (a)	52,500	1,324,575
		8,511,888
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	7,383	533,727
TOTAL ELECTRICAL EQUIPMENT		9,045,615
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	14,278	915,791
ENERGY EQUIPMENT & SERVICES - 38.5%
Oil & Gas Drilling - 14.7%
Atwood Oceanics, Inc. (a)	159,154	5,613,362
ENSCO International, Inc.	19,700	838,038
Helmerich & Payne, Inc.	154,051	6,089,636
Hercules Offshore, Inc. (a)	91,780	450,640
Nabors Industries Ltd. (a)	390,494	8,161,325
Noble Corp.	285,020	10,819,359
Northern Offshore Ltd. (a)	307,000	416,150
Patterson-UTI Energy, Inc.	64,014	966,611
Pride International, Inc. (a)	71,913	2,189,032
Seadrill Ltd. (c)	185,100	3,864,595
Seahawk Drilling, Inc. (a)	4,794	149,045
Transocean Ltd. (a)	147,347	12,602,589
		52,160,382
Oil & Gas Equipment & Services - 23.8%
Baker Hughes, Inc.	3,100	132,246
Basic Energy Services, Inc. (a)	22,860	194,081
BJ Services Co.	469,960	9,131,323
Cameron International Corp. (a)	11,600	438,712
Complete Production Services, Inc. (a)	24,100	272,330
Core Laboratories NV	12,500	1,288,625

	Shares	Value
Dresser-Rand Group, Inc. (a)	20,400	$ 633,828
Dril-Quip, Inc. (a)	61,387	3,047,251
Exterran Holdings, Inc. (a)	46,243	1,097,809
FMC Technologies, Inc. (a)	54,900	2,867,976
Fugro NV (Certificaten Van Aandelen) unit	1,023	59,077
Global Industries Ltd. (a)	172,034	1,634,323
Halliburton Co.	219,374	5,949,423
Helix Energy Solutions Group, Inc. (a)	38,900	582,722
Hornbeck Offshore Services, Inc. (a)	22,600	622,856
Key Energy Services, Inc. (a)	31,200	271,440
Lufkin Industries, Inc.	4,000	212,720
National Oilwell Varco, Inc. (a)	199,878	8,620,738
Newpark Resources, Inc. (a)	10,993	35,288
Oceaneering International, Inc. (a)	64,234	3,645,280
Oil States International, Inc. (a)	14,100	495,333
Schlumberger Ltd.	347,842	20,731,383
Smith International, Inc.	194,457	5,580,916
Superior Energy Services, Inc. (a)	98,354	2,214,932
TSC Offshore Group Ltd. (a)	746,000	255,084
Weatherford International Ltd. (a)	623,766	12,930,669
Willbros Group, Inc. (a)	108,033	1,645,343
		84,591,708
TOTAL ENERGY EQUIPMENT & SERVICES		136,752,090
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	57,000	2,140,920
Zhongyu Gas Holdings Ltd. (a)	3,884,000	270,627
		2,411,547
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	33,100	912,144
OIL, GAS & CONSUMABLE FUELS - 55.9%
Coal & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	252,163	8,850,921
Arch Coal, Inc.	375,350	8,306,496
CONSOL Energy, Inc.	124,621	5,621,653
Massey Energy Co.	352,031	9,818,145
PT Bumi Resources Tbk	1,598,000	534,325
		33,131,540
Integrated Oil & Gas - 13.0%
Chevron Corp.	82,100	5,782,303
ConocoPhillips	57,536	2,598,326
Exxon Mobil Corp.	474	32,521
Hess Corp.	37,100	1,983,366
Marathon Oil Corp.	371,021	11,835,570
Occidental Petroleum Corp.	291,762	22,874,137
Suncor Energy, Inc.	34,600	1,208,818
		46,315,041
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - 31.1%
Anadarko Petroleum Corp.	198,451	$ 12,448,831
Apache Corp.	65,000	5,968,950
Arena Resources, Inc. (a)	20,700	734,850
Berry Petroleum Co. Class A	27,714	742,181
Cabot Oil & Gas Corp.	228,218	8,158,794
Canadian Natural Resources Ltd.	50,800	3,430,957
Chesapeake Energy Corp.	468,895	13,316,618
Comstock Resources, Inc. (a)	101,220	4,056,898
Concho Resources, Inc. (a)	38,444	1,396,286
Denbury Resources, Inc. (a)	179,900	2,721,887
EOG Resources, Inc.	800	66,808
EXCO Resources, Inc. (a)	271,023	5,065,420
Forest Oil Corp. (a)	22,709	444,415
Newfield Exploration Co. (a)	47,624	2,026,877
Niko Resources Ltd.	9,100	711,934
Noble Energy, Inc.	527	34,761
Oil Search Ltd.	189,702	1,079,440
OPTI Canada, Inc. (a)	80,500	161,677
Petrobank Energy & Resources Ltd. (a)	15,900	657,240
Petrohawk Energy Corp. (a)	518,294	12,547,898
Plains Exploration & Production Co. (a)	99,762	2,759,417
Quicksilver Resources, Inc. (a)(c)	74,900	1,062,831
Range Resources Corp.	185,500	9,156,280
Southwestern Energy Co. (a)	454,212	19,385,768
Talisman Energy, Inc.	2,900	50,469
Ultra Petroleum Corp. (a)	47,300	2,315,808
		110,503,295
Oil & Gas Refining & Marketing - 2.3%
Frontier Oil Corp.	92,481	1,287,336
Holly Corp.	119,224	3,054,519
Sunoco, Inc.	47,937	1,363,808
Valero Energy Corp.	78,457	1,521,281
World Fuel Services Corp. (c)	17,800	855,646
		8,082,590

	Shares	Value
Oil & Gas Storage & Transport - 0.2%
El Paso Corp.	46,400	$ 478,848
Williams Companies, Inc.	1,950	34,847
		513,695
TOTAL OIL, GAS & CONSUMABLE FUELS		198,546,161
TOTAL COMMON STOCKS (Cost $336,189,377)		350,681,254
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	233,406
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.25% (d)	4,037,760	4,037,760
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	9,255,960	9,255,960
TOTAL MONEY MARKET FUNDS (Cost $13,293,720)		13,293,720
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $349,663,097)	364,208,380
NET OTHER ASSETS - (2.5)%	(9,002,890)
NET ASSETS - 100%	$ 355,205,490
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,978
Fidelity Securities Lending Cash Central Fund	59,209
Total	$ 68,187
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 335,298,251	$ 335,298,251	$ -	$ -
Industrials	10,772,129	10,772,129	-	-
Information Technology	915,791	915,791	-	-
Materials	912,144	912,144	-	-
Utilities	2,782,939	2,782,939	-	-
Corporate Bonds	233,406	-	233,406	-
Money Market Funds	13,293,720	13,293,720	-	-
Total Investments in Securities:	$ 364,208,380	$ 363,974,974	$ 233,406	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $357,226,320. Net unrealized appreciation aggregated $6,982,060, of which $71,167,823 related to appreciated investment securities and $64,185,763 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

September 30, 2009

1.807734.105

VFS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 32.9%
Asset Management & Custody Banks - 13.1%
AllianceBernstein Holding LP	18,600	$ 507,408
Bank of New York Mellon Corp.	68,205	1,977,263
Bank Sarasin & Co. Ltd. Series B (Reg.)	11,368	472,775
EFG International	45,929	826,532
Franklin Resources, Inc.	4,374	440,024
GLG Partners, Inc.	4,700	18,941
Janus Capital Group, Inc.	11,300	160,234
Legg Mason, Inc.	19,562	607,009
The Blackstone Group LP	64,100	910,220
		5,920,406
Diversified Capital Markets - 0.5%
Deutsche Bank AG (NY Shares)	2,250	172,733
UBS AG (For. Reg.) (a)	2,556	46,862
		219,595
Investment Banking & Brokerage - 19.3%
Broadpoint Gleacher Securities Group, Inc. (a)	110,843	924,431
Charles Schwab Corp.	136,442	2,612,864
Evercore Partners, Inc. Class A	5,226	152,704
GFI Group, Inc.	145,339	1,050,801
Goldman Sachs Group, Inc.	4,600	848,010
Lazard Ltd. Class A	7,400	305,694
MF Global Ltd. (a)	75,253	547,089
Morgan Stanley	74,550	2,302,104
		8,743,697
TOTAL CAPITAL MARKETS		14,883,698
COMMERCIAL BANKS - 15.5%
Diversified Banks - 7.3%
Banco Macro SA sponsored ADR (c)	32,400	782,460
BBVA Banco Frances SA sponsored ADR (a)	20,368	115,079
China Citic Bank Corp. Ltd. Class H	1,289,000	849,908
China Merchants Bank Co. Ltd. (H Shares)	140,000	312,155
Comerica, Inc.	7,900	234,393
Mizuho Financial Group, Inc.	86,200	169,791
U.S. Bancorp, Delaware	15,800	345,388
Wells Fargo & Co.	16,412	462,490
		3,271,664
Regional Banks - 8.2%
Bank of Hawaii Corp.	1,984	82,415
Cathay General Bancorp	5	40
Fifth Third Bancorp	12,800	129,664
Glacier Bancorp, Inc.	27,460	410,252
Huntington Bancshares, Inc.	29,300	138,003
KeyCorp	175,500	1,140,750
PNC Financial Services Group, Inc.	7,197	349,702
SVB Financial Group (a)	11,388	492,759
Umpqua Holdings Corp.	25,467	269,950

	Shares	Value
Wintrust Financial Corp.	16,100	$ 450,156
Zions Bancorp	14,000	251,580
		3,715,271
TOTAL COMMERCIAL BANKS		6,986,935
CONSUMER FINANCE - 0.6%
Consumer Finance - 0.6%
Capital One Financial Corp.	6,400	228,672
Promise Co. Ltd. (c)	5,850	31,798
		260,470
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	4,327	74,554
DIVERSIFIED FINANCIAL SERVICES - 13.2%
Other Diversified Financial Services - 6.3%
Bank of America Corp.	73,828	1,249,170
JPMorgan Chase & Co.	36,438	1,596,713
		2,845,883
Specialized Finance - 6.9%
BM&F BOVESPA SA	54,700	404,282
CME Group, Inc.	7,889	2,431,311
JSE Ltd.	5,300	43,752
Moody's Corp.	12,200	249,612
		3,128,957
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,974,840
INSURANCE - 12.7%
Insurance Brokers - 1.6%
Aon Corp.	16,500	671,385
National Financial Partners Corp.	4,900	42,728
		714,113
Life & Health Insurance - 2.5%
Lincoln National Corp.	25,138	651,326
Principal Financial Group, Inc.	18,442	505,126
		1,156,452
Multi-Line Insurance - 3.7%
Genworth Financial, Inc. Class A	113,895	1,361,045
Hartford Financial Services Group, Inc.	12,360	327,540
		1,688,585
Property & Casualty Insurance - 3.0%
CNA Financial Corp. (a)	21,104	509,451
Fidelity National Financial, Inc. Class A	10,504	158,400
XL Capital Ltd. Class A	39,000	680,940
		1,348,791
Reinsurance - 1.9%
Everest Re Group Ltd.	5,218	457,619
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Transatlantic Holdings, Inc.	500	$ 25,085
Validus Holdings Ltd.	13,882	358,156
		840,860
TOTAL INSURANCE		5,748,801
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
China Finance Online Co. Ltd. ADR (a)	64,147	579,889
IT SERVICES - 8.9%
Data Processing & Outsourced Services - 8.5%
Euronet Worldwide, Inc. (a)	63,334	1,521,916
MasterCard, Inc. Class A	1,000	202,150
MoneyGram International, Inc. (a)	131,168	411,868
Visa, Inc. Class A	24,657	1,704,045
		3,839,979
IT Consulting & Other Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	3,500	135,310
Satyam Computer Services Ltd. sponsored ADR	10,700	70,406
		205,716
TOTAL IT SERVICES		4,045,695
MEDIA - 4.6%
Publishing - 4.6%
McGraw-Hill Companies, Inc.	82,385	2,071,159
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
First Advantage Corp. Class A (a)	8,729	161,923
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Residential REITs - 0.3%
UDR, Inc.	9,675	152,285
Retail REITs - 0.1%
CBL & Associates Properties, Inc.	2,129	20,651
TOTAL REAL ESTATE INVESTMENT TRUSTS		172,936
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	9,000	140,810
Real Estate Development - 2.4%
Central China Real Estate Ltd.	1,083,000	283,676
Xinyuan Real Estate Co. Ltd. ADR (a)(c)	173,786	806,367
		1,090,043
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,230,853

	Shares	Value
ROAD & RAIL - 2.3%
Trucking - 2.3%
Arkansas Best Corp.	16,380	$ 490,417
Dollar Thrifty Automotive Group, Inc. (a)	22,007	541,152
		1,031,569
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	36,230
THRIFTS & MORTGAGE FINANCE - 3.1%
Thrifts & Mortgage Finance - 3.1%
Radian Group, Inc.	21,100	223,238
Washington Federal, Inc.	70,414	1,187,180
Washington Mutual, Inc. (a)	16,757	4,106
		1,414,524
TOTAL COMMON STOCKS (Cost $37,410,410)		44,674,076
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.25% (d)	516,403	516,403
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	1,291,350	1,291,350
TOTAL MONEY MARKET FUNDS (Cost $1,807,753)		1,807,753
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $39,218,163)	46,481,829
NET OTHER ASSETS - (2.9)%	(1,311,084)
NET ASSETS - 100%	$ 45,170,745
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,946
Fidelity Securities Lending Cash Central Fund	178,152
Total	$ 183,098
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,181,943	$ 2,181,943	$ -	$ -
Financials	36,673,057	36,283,796	389,261	-
Industrials	1,193,492	1,193,492	-	-
Information Technology	4,625,584	4,625,584	-	-
Money Market Funds	1,807,753	1,807,753	-	-
Total Investments in Securities:	$ 46,481,829	$ 46,092,568	$ 389,261	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $40,045,998. Net unrealized appreciation aggregated $6,435,831, of which $9,247,408 related to appreciated investment securities and $2,811,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2009

1.808784.105

VIPGR-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.8%
Johnson Controls, Inc.	3,300	$ 84,348
TRW Automotive Holdings Corp. (a)	2,000	33,500
		117,848
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	1,400	79,898
Starbucks Corp. (a)	6,100	125,965
WMS Industries, Inc. (a)	400	17,824
Wyndham Worldwide Corp.	2,600	42,432
		266,119
Household Durables - 1.7%
Tempur-Pedic International, Inc.	12,400	234,856
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	1,570	146,575
Multiline Retail - 0.7%
Target Corp.	2,100	98,028
Specialty Retail - 2.1%
Best Buy Co., Inc.	1,900	71,288
Casual Male Retail Group, Inc. (a)	22,600	77,744
Staples, Inc.	3,200	74,304
TJX Companies, Inc.	1,900	70,585
		293,921
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	2,000	65,840
Deckers Outdoor Corp. (a)	600	50,910
G-III Apparel Group Ltd. (a)	2,500	35,375
Phillips-Van Heusen Corp.	1,700	72,743
Polo Ralph Lauren Corp. Class A	1,600	122,592
		347,460
TOTAL CONSUMER DISCRETIONARY		1,504,807
CONSUMER STAPLES - 13.6%
Beverages - 3.2%
Anheuser-Busch InBev SA NV	1,757	80,229
Dr Pepper Snapple Group, Inc. (a)	1,300	37,375
The Coca-Cola Co.	6,150	330,255
		447,859
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	4,800	271,008
Wal-Mart Stores, Inc.	5,600	274,904
		545,912
Food Products - 3.7%
Danone	1,839	110,816
Green Mountain Coffee Roasters, Inc. (a)	1,500	110,760
Nestle SA sponsored ADR	3,300	140,877
The J.M. Smucker Co.	3,000	159,030
		521,483
Household Products - 2.0%
Procter & Gamble Co.	4,900	283,808

	Shares	Value
Personal Products - 0.8%
Avon Products, Inc.	3,300	$ 112,068
TOTAL CONSUMER STAPLES		1,911,130
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	1,690	100,724
Oil, Gas & Consumable Fuels - 4.1%
Arch Coal, Inc.	1,400	30,982
Chesapeake Energy Corp.	1,500	42,600
CONSOL Energy, Inc.	1,110	50,072
Exxon Mobil Corp.	2,690	184,561
Marathon Oil Corp.	2,200	70,180
Massey Energy Co.	1,600	44,624
Occidental Petroleum Corp.	600	47,040
Range Resources Corp.	700	34,552
Southwestern Energy Co. (a)	1,500	64,020
		568,631
TOTAL ENERGY		669,355
FINANCIALS - 6.0%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	200	36,870
Janus Capital Group, Inc.	3,500	49,630
Morgan Stanley	3,000	92,640
		179,140
Commercial Banks - 1.3%
Huntington Bancshares, Inc.	3,200	15,072
PNC Financial Services Group, Inc.	1,000	48,590
Wells Fargo & Co.	4,100	115,538
		179,200
Consumer Finance - 0.4%
American Express Co.	1,900	64,410
Diversified Financial Services - 1.6%
Bank of America Corp.	3,600	60,912
CME Group, Inc.	300	92,457
JPMorgan Chase & Co.	1,700	74,494
		227,863
Insurance - 0.6%
Genworth Financial, Inc. Class A	3,200	38,240
Lincoln National Corp.	1,600	41,456
		79,696
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	4,100	48,134
Jones Lang LaSalle, Inc.	1,500	71,055
		119,189
TOTAL FINANCIALS		849,498
Common Stocks - continued
	Shares	Value
HEALTH CARE - 15.8%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	1,300	$ 57,902
Alnylam Pharmaceuticals, Inc. (a)	1,100	24,948
Amgen, Inc. (a)	2,900	174,667
Biogen Idec, Inc. (a)	2,200	111,144
Celgene Corp. (a)	200	11,180
Dendreon Corp. (a)	1,100	30,789
Gilead Sciences, Inc. (a)	1,400	65,212
GTx, Inc. (a)	1,200	15,360
Micromet, Inc. (a)	600	3,996
United Therapeutics Corp. (a)	1,000	48,990
		544,188
Health Care Equipment & Supplies - 3.0%
Covidien PLC	4,400	190,344
Inverness Medical Innovations, Inc. (a)	5,625	217,856
NuVasive, Inc. (a)	500	20,880
		429,080
Health Care Providers & Services - 2.4%
Express Scripts, Inc. (a)	1,600	124,128
Humana, Inc. (a)	1,100	41,030
Medco Health Solutions, Inc. (a)	2,500	138,275
UnitedHealth Group, Inc.	1,300	32,552
		335,985
Health Care Technology - 0.4%
Cerner Corp. (a)	700	52,360
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	1,600	17,072
Illumina, Inc. (a)	1,300	55,250
QIAGEN NV (a)	3,100	65,968
		138,290
Pharmaceuticals - 5.1%
Abbott Laboratories	1,200	59,364
Allergan, Inc.	4,300	244,068
Ardea Biosciences, Inc. (a)	731	13,392
Cadence Pharmaceuticals, Inc. (a)	2,200	24,332
Johnson & Johnson	3,400	207,026
King Pharmaceuticals, Inc. (a)	3,200	34,464
Merck & Co., Inc.	2,700	85,401
Optimer Pharmaceuticals, Inc. (a)	1,300	17,589
Teva Pharmaceutical Industries Ltd. sponsored ADR	100	5,056
ViroPharma, Inc. (a)	2,600	25,012
		715,704
TOTAL HEALTH CARE		2,215,607
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	1,100	22,154
Honeywell International, Inc.	2,800	104,020

	Shares	Value
Precision Castparts Corp.	1,000	$ 101,870
United Technologies Corp.	2,600	158,418
		386,462
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	700	40,425
United Parcel Service, Inc. Class B	600	33,882
		74,307
Building Products - 0.5%
Masco Corp.	5,800	74,936
Electrical Equipment - 1.5%
American Superconductor Corp. (a)	1,000	33,540
AMETEK, Inc.	1,700	59,347
First Solar, Inc. (a)	500	76,430
Rockwell Automation, Inc.	1,000	42,600
		211,917
Industrial Conglomerates - 0.3%
Textron, Inc.	1,900	36,062
Machinery - 2.1%
Caterpillar, Inc.	1,700	87,261
Cummins, Inc.	1,600	71,696
Danaher Corp.	1,000	67,320
Ingersoll-Rand Co. Ltd.	2,200	67,474
		293,751
Professional Services - 0.8%
Manpower, Inc.	1,350	76,559
Monster Worldwide, Inc. (a)	1,800	31,464
		108,023
Road & Rail - 1.2%
Union Pacific Corp.	2,900	169,215
TOTAL INDUSTRIALS		1,354,673
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 5.3%
3Com Corp. (a)	4,200	21,966
Cisco Systems, Inc. (a)	19,000	447,260
Juniper Networks, Inc. (a)	1,300	35,126
Palm, Inc. (a)	2,000	34,860
QUALCOMM, Inc.	4,500	202,410
		741,622
Computers & Peripherals - 8.2%
Apple, Inc. (a)	3,690	684,013
Dell, Inc. (a)	6,300	96,138
Hewlett-Packard Co.	6,000	283,260
Seagate Technology	3,000	45,630
Western Digital Corp. (a)	1,300	47,489
		1,156,530
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	1,000	27,830
Corning, Inc.	5,300	81,143
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	2,100	$ 35,385
Itron, Inc. (a)	500	32,070
		176,428
Internet Software & Services - 4.4%
Baidu.com, Inc. sponsored ADR (a)	100	39,105
eBay, Inc. (a)	3,300	77,913
Google, Inc. Class A (a)	830	411,556
NetEase.com, Inc. sponsored ADR (a)	700	31,976
Sohu.com, Inc. (a)	400	27,512
Tencent Holdings Ltd.	1,600	26,034
		614,096
IT Services - 2.1%
Alliance Data Systems Corp. (a)	2,400	146,592
Cognizant Technology Solutions Corp. Class A (a)	3,760	145,362
		291,954
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV (NY Shares)	1,600	47,312
Intel Corp.	11,400	223,098
KLA-Tencor Corp.	1,300	46,618
Lam Research Corp. (a)	1,200	40,992
Marvell Technology Group Ltd. (a)	3,900	63,141
Omnivision Technologies, Inc. (a)	2,200	35,816
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,818	41,845
		498,822
Software - 8.4%
Adobe Systems, Inc. (a)	800	26,432
Blackboard, Inc. (a)	900	34,002
BMC Software, Inc. (a)	2,400	90,072
Citrix Systems, Inc. (a)	1,400	54,922
Informatica Corp. (a)	1,600	36,128
Microsoft Corp.	16,700	432,363
Nuance Communications, Inc. (a)	3,000	44,880
Oracle Corp.	5,300	110,452
Red Hat, Inc. (a)	2,000	55,280
Rovi Corp. (a)	200	6,720
Sourcefire, Inc. (a)	4,000	85,880
Sybase, Inc. (a)	4,100	159,490
VMware, Inc. Class A (a)	1,000	40,170
		1,176,791
TOTAL INFORMATION TECHNOLOGY		4,656,243

	Shares	Value
MATERIALS - 4.3%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	1,100	$ 85,338
Albemarle Corp.	900	31,140
Dow Chemical Co.	3,900	101,673
E.I. du Pont de Nemours & Co.	1,700	54,638
Monsanto Co.	800	61,920
The Mosaic Co.	1,100	52,877
		387,586
Metals & Mining - 1.5%
AngloGold Ashanti Ltd. sponsored ADR	1,300	52,988
Freeport-McMoRan Copper & Gold, Inc.	700	48,027
Newmont Mining Corp.	2,100	92,442
Steel Dynamics, Inc.	1,100	16,874
		210,331
TOTAL MATERIALS		597,917
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	3,300	120,120
TOTAL COMMON STOCKS (Cost $12,521,736)		13,879,350
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.25% (b) (Cost $81,680)	81,680	81,680
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $12,603,416)	13,961,030
NET OTHER ASSETS - 0.6%	87,474
NET ASSETS - 100%	$ 14,048,504
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 753
Fidelity Securities Lending Cash Central Fund	1,157
Total	$ 1,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,525
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	(525)
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $12,829,011. Net unrealized appreciation aggregated $1,132,019, of which $1,977,327 related to appreciated investment securities and $845,308 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

September 30, 2009

1.807727.105

VHC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
BIOTECHNOLOGY - 14.0%
Biotechnology - 14.0%
Affymax, Inc. (a)	5,700	$ 136,173
Alexion Pharmaceuticals, Inc. (a)	11,000	489,940
Alnylam Pharmaceuticals, Inc. (a)	8,200	185,976
Amgen, Inc. (a)	27,240	1,640,665
Biogen Idec, Inc. (a)	37,064	1,872,473
BioMarin Pharmaceutical, Inc. (a)	27,977	505,824
Dendreon Corp. (a)(c)	5,800	162,342
Genzyme Corp. (a)	15,263	865,870
Gilead Sciences, Inc. (a)	12,269	571,490
Human Genome Sciences, Inc. (a)	3,200	60,224
ImmunoGen, Inc. (a)	1,000	8,110
Micromet, Inc. (a)(c)	7,500	49,950
Momenta Pharmaceuticals, Inc. (a)	7,962	84,477
Myriad Genetics, Inc. (a)	10,210	279,754
OncoGenex Pharmaceuticals, Inc. (a)(c)	934	33,624
OSI Pharmaceuticals, Inc. (a)	9,690	342,057
Protalix BioTherapeutics, Inc. (a)	9,100	75,166
Targacept, Inc. (a)	9,133	195,172
Theravance, Inc. (a)	11,512	168,536
United Therapeutics Corp. (a)	17,800	872,022
		8,599,845
CHEMICALS - 0.9%
Fertilizers & Agricultural Chemicals - 0.9%
Monsanto Co.	6,950	537,930
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	37,339	145,622
Stewart Enterprises, Inc. Class A	28,032	146,607
		292,229
ELECTRONIC EQUIPMENT & COMPONENTS - 2.0%
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	42,800	1,191,124
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
CVS Caremark Corp.	16,142	576,915
Walgreen Co.	10,900	408,423
		985,338
HEALTH CARE EQUIPMENT & SUPPLIES - 21.1%
Health Care Equipment - 17.8%
Abiomed, Inc. (a)	23,437	227,573
Baxter International, Inc.	18,210	1,038,152
Beckman Coulter, Inc.	4,789	330,154
Boston Scientific Corp. (a)	38,598	408,753
C. R. Bard, Inc.	16,919	1,330,003
Conceptus, Inc. (a)	16,700	309,618
Covidien PLC	82,188	3,555,453
Edwards Lifesciences Corp. (a)	12,018	840,178

	Shares	Value
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	$ 39,527
warrants 8/2/12 (a)(f)	1,900	10,155
ev3, Inc. (a)	31,583	388,787
HeartWare International, Inc. (a)(f)	4,227	114,091
HeartWare International, Inc. CDI (a)	108,438	91,837
Micrus Endovascular Corp. (a)	22,695	293,900
Nobel Biocare Holding AG (Switzerland)	10,202	337,655
NuVasive, Inc. (a)(c)	10,300	430,128
Orthofix International NV (a)	5,710	167,817
St. Jude Medical, Inc. (a)	8,912	347,657
William Demant Holding AS (a)	2,299	170,830
Wright Medical Group, Inc. (a)	27,781	496,169
		10,928,437
Health Care Supplies - 3.3%
Cooper Companies, Inc.	22,670	673,979
InfuSystems Holdings, Inc. (a)	52,900	113,735
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	4,900	422
Inverness Medical Innovations, Inc. (a)	25,685	994,780
Quidel Corp. (a)	4,600	74,658
RTI Biologics, Inc. (a)	37,700	163,995
		2,021,569
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,950,006
HEALTH CARE PROVIDERS & SERVICES - 20.2%
Health Care Distributors & Services - 1.9%
Henry Schein, Inc. (a)	15,526	852,533
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	27,200	241,884
Sinopharm Group Co. Ltd. Class H	39,200	99,340
		1,193,757
Health Care Facilities - 2.7%
Emeritus Corp. (a)	8,761	192,304
Hanger Orthopedic Group, Inc. (a)	26,090	361,868
Health Management Associates, Inc. Class A (a)	70,100	525,049
Sunrise Senior Living, Inc. (a)	28,395	86,037
Universal Health Services, Inc. Class B	8,241	510,365
		1,675,623
Health Care Services - 10.5%
Clarient, Inc. (a)(c)	21,700	91,357
Express Scripts, Inc. (a)	29,160	2,262,233
Fresenius Medical Care AG & Co. KGaA sponsored ADR	5,900	293,466
Genoptix, Inc. (a)	3,300	114,774
Health Grades, Inc. (a)	43,466	215,157
LHC Group, Inc. (a)	6,200	185,566
Medco Health Solutions, Inc. (a)	58,870	3,256,100
		6,418,653
Managed Health Care - 5.1%
Aetna, Inc.	24,900	692,967
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
CIGNA Corp.	34,100	$ 957,869
Health Net, Inc. (a)	19,300	297,220
Humana, Inc. (a)	15,907	593,331
UnitedHealth Group, Inc.	11,805	295,597
WellPoint, Inc. (a)	5,608	265,595
		3,102,579
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,390,612
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Allscripts-Misys Healthcare Solutions, Inc.	14,589	295,719
Cerner Corp. (a)	9,300	695,640
MedAssets, Inc. (a)	4,390	99,082
		1,090,441
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)(c)	7,600	251,712
LIFE SCIENCES TOOLS & SERVICES - 10.3%
Life Sciences Tools & Services - 10.3%
Bruker BioSciences Corp. (a)	18,097	193,095
Covance, Inc. (a)	2,300	124,545
Dionex Corp. (a)	2,300	149,431
ICON PLC sponsored ADR (a)	7,146	175,006
Illumina, Inc. (a)	48,803	2,074,128
Life Technologies Corp. (a)	28,358	1,320,065
PerkinElmer, Inc.	21,500	413,660
QIAGEN NV (a)(c)	57,624	1,226,239
Waters Corp. (a)	11,325	632,615
		6,308,784
PHARMACEUTICALS - 25.2%
Pharmaceuticals - 25.2%
Abbott Laboratories	9,102	450,276
Allergan, Inc.	53,982	3,064,018
Ardea Biosciences, Inc. (a)	9,771	179,005
Auxilium Pharmaceuticals, Inc. (a)	3,500	119,735
Cadence Pharmaceuticals, Inc. (a)(c)	20,645	228,334
Cardiome Pharma Corp. (a)	21,700	94,462
Hikma Pharmaceuticals PLC	15,823	118,592
King Pharmaceuticals, Inc. (a)	63,400	682,818
MAP Pharmaceuticals, Inc. (a)	200	2,092
Merck & Co., Inc.	75,000	2,372,250
Optimer Pharmaceuticals, Inc. (a)(c)	12,600	170,478
Pfizer, Inc.	278,700	4,612,481
Piramal Healthcare Ltd.	11,607	93,226

	Shares	Value
Pronova BioPharma ASA (a)	37,800	$ 114,520
Roche Holding AG (participation certificate)	3,366	544,030
Shire PLC sponsored ADR	19,600	1,024,884
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,321	622,950
ViroPharma, Inc. (a)	34,127	328,302
Warner Chilcott PLC (a)	20,300	438,886
XenoPort, Inc. (a)	9,460	200,836
		15,462,175
TOTAL COMMON STOCKS (Cost $54,474,274)		60,060,196
Nonconvertible Bonds - 0.3%
Principal Amount
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 4.44% 11/15/11 (d) (Cost $144,196)	$ 180,000	173,700
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	966,654	966,654
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	2,019,350	2,019,350
TOTAL MONEY MARKET FUNDS (Cost $2,986,004)		2,986,004
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $57,604,474)	63,219,900
NET OTHER ASSETS - (3.2)%	(1,962,952)
NET ASSETS - 100%	$ 61,256,948
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,773 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants: 11/2/11	11/1/06	$ 1
8/2/12	8/1/07	$ 2
HeartWare International, Inc.	8/10/09	$ 92,994
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,272
Fidelity Securities Lending Cash Central Fund	13,600
Total	$ 17,872
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 292,229	$ 292,229	$ -	$ -
Consumer Staples	985,338	985,338	-	-
Health Care	56,801,863	56,638,090	163,773	-
Information Technology	1,442,836	1,442,836	-	-
Materials	537,930	537,930	-	-
Corporate Bonds	173,700	-	173,700	-
Money Market Funds	2,986,004	2,986,004	-	-
Total Investments in Securities	$ 63,219,900	$ 62,882,427	$ 337,473	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $58,528,317. Net unrealized appreciation aggregated $4,691,583, of which $8,557,538 related to appreciated investment securities and $3,865,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

September 30, 2009

1.807737.105

VCY-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 18.8%
Aerospace & Defense - 18.8%
Alliant Techsystems, Inc. (a)	3,200	$ 249,120
BE Aerospace, Inc. (a)	22,881	460,823
Honeywell International, Inc.	60,300	2,240,145
Lockheed Martin Corp.	15,300	1,194,624
Precision Castparts Corp.	14,600	1,487,302
Raytheon Co.	18,725	898,238
Spirit AeroSystems Holdings, Inc. Class A (a)	18,600	335,916
United Technologies Corp.	60,299	3,674,021
		10,540,189
AIR FREIGHT & LOGISTICS - 3.6%
Air Freight & Logistics - 3.6%
FedEx Corp.	17,300	1,301,306
United Parcel Service, Inc. Class B	12,800	722,816
		2,024,122
AUTO COMPONENTS - 5.4%
Auto Parts & Equipment - 3.5%
BorgWarner, Inc. (c)	14,900	450,874
Exide Technologies (a)	33,400	266,198
Johnson Controls, Inc.	43,600	1,114,416
WABCO Holdings, Inc.	7,100	149,100
		1,980,588
Tires & Rubber - 1.9%
Nokian Tyres PLC	4,900	114,221
The Goodyear Tire & Rubber Co. (a)	54,180	922,685
		1,036,906
TOTAL AUTO COMPONENTS		3,017,494
BEVERAGES - 0.3%
Soft Drinks - 0.3%
Heckmann Corp. (a)	36,700	168,086
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
Armstrong World Industries, Inc. (a)	4,300	148,178
Masco Corp.	102,620	1,325,850
Owens Corning (a)	29,100	653,295
		2,127,323
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
W.R. Grace & Co. (a)	25,968	564,544
COMMERCIAL SERVICES & SUPPLIES - 5.5%
Commercial Printing - 1.2%
R.R. Donnelley & Sons Co.	32,400	688,824
Diversified Support Services - 0.9%
Cintas Corp.	17,100	518,301

	Shares	Value
Environmental & Facility Services - 2.1%
Casella Waste Systems, Inc. Class A (a)	61,711	$ 181,430
Clean Harbors, Inc. (a)	5,600	315,056
Republic Services, Inc.	26,244	697,303
		1,193,789
Office Services & Supplies - 0.6%
United Stationers, Inc. (a)	6,268	298,419
Security & Alarm Services - 0.7%
The Brink's Co.	14,300	384,813
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,084,146
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	7,300	136,364
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	5,525	170,115
ELECTRICAL EQUIPMENT - 7.3%
Electrical Components & Equipment - 7.3%
Acuity Brands, Inc.	13,058	420,598
AMETEK, Inc.	26,550	926,861
Cooper Industries PLC Class A	17,200	646,204
Ener1, Inc. (a)(c)	21,632	149,693
First Solar, Inc. (a)	2,000	305,720
General Cable Corp. (a)	5,400	211,410
Regal-Beloit Corp.	13,766	629,244
Rockwell Automation, Inc.	16,300	694,380
SunPower Corp. Class B (a)	4,800	121,104
		4,105,214
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Components - 0.1%
CPI International, Inc. (a)	4,893	54,753
Electronic Equipment & Instruments - 1.2%
FLIR Systems, Inc. (a)	12,198	341,178
Itron, Inc. (a)	4,900	314,286
		655,464
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	12,841	286,097
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		996,314
HOUSEHOLD DURABLES - 1.7%
Homebuilding - 0.2%
Pulte Homes, Inc.	12,090	132,869
Household Appliances - 1.5%
Black & Decker Corp.	17,900	828,591
TOTAL HOUSEHOLD DURABLES		961,460
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 11.8%
Industrial Conglomerates - 11.8%
3M Co.	33,200	$ 2,450,160
Carlisle Companies, Inc.	8,800	298,408
General Electric Co.	120,734	1,982,452
Koninklijke Philips Electronics NV	6,200	151,237
Textron, Inc.	40,100	761,098
Tyco International Ltd.	28,281	975,129
		6,618,484
MACHINERY - 17.1%
Construction & Farm Machinery & Heavy Trucks - 8.8%
Cummins, Inc.	36,080	1,616,745
Deere & Co.	22,300	957,116
Manitowoc Co., Inc.	6,100	57,767
Navistar International Corp. (a)	21,286	796,522
PACCAR, Inc.	34,000	1,282,140
Toro Co. (c)	6,300	250,551
		4,960,841
Industrial Machinery - 8.3%
Actuant Corp. Class A	9,800	157,388
Altra Holdings, Inc. (a)	27,089	303,126
Blount International, Inc. (a)	14,599	138,253
Danaher Corp.	25,200	1,696,464
EnPro Industries, Inc. (a)	2,400	54,864
Ingersoll-Rand Co. Ltd.	58,700	1,800,329
Parker Hannifin Corp.	7,600	393,984
Timken Co.	4,900	114,807
		4,659,215
TOTAL MACHINERY		9,620,056
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	29,902	147,118
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. (a)	4,800	168,480
Arch Coal, Inc.	2,800	61,964
		230,444
PROFESSIONAL SERVICES - 2.1%
Human Resource & Employment Services - 1.3%
Manpower, Inc.	12,420	704,338
Research & Consulting Services - 0.8%
Equifax, Inc.	15,900	463,326
TOTAL PROFESSIONAL SERVICES		1,167,664

	Shares	Value
ROAD & RAIL - 13.5%
Railroads - 9.0%
CSX Corp.	27,461	$ 1,149,517
Genesee & Wyoming, Inc. Class A (a)	8,000	242,560
Norfolk Southern Corp.	25,790	1,111,807
Union Pacific Corp.	43,500	2,538,225
		5,042,109
Trucking - 4.5%
Arkansas Best Corp.	9,100	272,454
Avis Budget Group, Inc. (a)	47,560	635,402
Con-way, Inc.	8,800	337,216
Hertz Global Holdings, Inc. (a)(c)	40,600	439,698
Ryder System, Inc.	18,122	707,845
Saia, Inc. (a)	10,400	167,232
		2,559,847
TOTAL ROAD & RAIL		7,601,956
SOFTWARE - 0.6%
Application Software - 0.6%
Solera Holdings, Inc.	9,901	308,020
TRADING COMPANIES & DISTRIBUTORS - 3.6%
Trading Companies & Distributors - 3.6%
Fastenal Co. (c)	13,000	503,100
Interline Brands, Inc. (a)	25,200	424,620
Rush Enterprises, Inc. Class A (a)	68,249	881,777
United Rentals, Inc. (a)	21,600	222,480
		2,031,977
TRANSPORTATION INFRASTRUCTURE - 0.2%
Marine Ports & Services - 0.2%
Aegean Marine Petroleum Network, Inc.	5,922	133,245
TOTAL COMMON STOCKS (Cost $51,454,397)		55,754,335
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.25% (d)	375,668	375,668
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	1,443,375	1,443,375
TOTAL MONEY MARKET FUNDS (Cost $1,819,043)		1,819,043
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $53,273,440)	57,573,378
NET OTHER ASSETS - (2.6)%	(1,444,841)
NET ASSETS - 100%	$ 56,128,537
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,571
Fidelity Securities Lending Cash Central Fund	19,526
Total	$ 24,097
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,149,069	$ 4,149,069	$ -	$ -
Consumer Staples	168,086	168,086	-	-
Energy	230,444	230,444	-	-
Industrials	49,337,858	49,186,621	151,237	-
Information Technology	1,304,334	1,304,334	-	-
Materials	564,544	564,544	-	-
Money Market Funds	1,819,043	1,819,043	-	-
Total Investments in Securities	$ 57,573,378	$ 57,422,141	$ 151,237	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $54,654,925. Net unrealized appreciation aggregated $2,918,453, of which $8,407,989 related to appreciated investment securities and $5,489,536 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2009

1.822576.104

VIPCAP-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 3.7%
JB Hi-Fi Ltd.	13,187	$ 231,043
MacArthur Coal Ltd.	30,918	257,484
Origin Energy Ltd.	18,602	267,822
OZ Minerals Ltd.	214,321	215,544
Westfield Group unit	24,071	295,173
Woolworths Ltd.	12,333	318,245
TOTAL AUSTRALIA		1,585,311
Belgium - 1.6%
Anheuser-Busch InBev SA NV	9,071	414,203
Fortis (a)	59,275	277,645
TOTAL BELGIUM		691,848
Bermuda - 2.8%
Aquarius Platinum Ltd. (United Kingdom)	49,300	219,067
Dufry South America Ltd. unit	15,005	253,740
Huabao International Holdings Ltd.	200,000	214,452
Northern Offshore Ltd. (a)(c)	240,000	325,329
OM Holdings Ltd.	51,833	80,937
Scorpion Offshore Ltd. (a)	27,500	118,545
TOTAL BERMUDA		1,212,070
Brazil - 2.5%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	14,900	226,480
GVT Holding SA (a)	8,900	203,920
Lupatech SA (a)	15,100	220,391
TIM Participacoes SA	86,600	213,676
Votorantim Celulose e Papel SA sponsored ADR (a)	13,509	221,683
TOTAL BRAZIL		1,086,150
Canada - 4.8%
Canadian National Railway Co.	5,600	275,841
Consolidated Thompson Iron Mines Ltd. (a)	66,400	340,529
Niko Resources Ltd.	3,200	250,350
Open Text Corp. (a)	6,100	228,558
OPTI Canada, Inc. (a)	160,700	322,751
Quadra Mining Ltd. (a)	16,800	228,342
Suncor Energy, Inc.	11,500	401,775
TOTAL CANADA		2,048,146
Cayman Islands - 2.7%
China High Speed Transmission Equipment Group Co. Ltd.	103,000	211,316
Himax Technologies, Inc. sponsored ADR	74,000	246,420
JA Solar Holdings Co. Ltd. ADR (a)	55,679	224,386
Peak Sport Products Co. Ltd.	487,000	223,075
Trina Solar Ltd. ADR (a)(c)	7,600	244,492
TOTAL CAYMAN ISLANDS		1,149,689

	Shares	Value
China - 0.5%
Focus Media Holding Ltd. ADR (a)	21,100	$ 232,944
Cyprus - 0.6%
AFI Development PLC GDR (Reg. S)	52,700	137,020
Mirland Development Corp. PLC (a)	50,000	115,884
TOTAL CYPRUS		252,904
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	4,600	246,933
Denmark - 2.5%
Carlsberg AS Series B	3,100	224,560
Danske Bank AS (a)	10,943	286,641
Novo Nordisk AS Series B	4,634	290,135
Vestas Wind Systems AS (a)	3,590	259,526
TOTAL DENMARK		1,060,862
France - 9.2%
Atos Origin SA (a)	4,490	226,672
AXA SA sponsored ADR	13,000	351,650
BNP Paribas SA (c)	5,424	433,357
BNP Paribas SA rights 10/13/09 (a)(c)	5,424	11,747
Carrefour SA	6,697	303,791
Credit Agricole SA	15,800	330,156
Danone	5,031	303,161
Iliad Group SA	1,962	221,067
Nexity	5,100	203,250
Peugeot Citroen SA (a)	7,504	228,781
Renault SA (a)	4,900	228,477
Saft Groupe SA	4,413	245,387
Sanofi-Aventis sponsored ADR	12,900	476,655
Societe Generale Series A	4,762	383,253
TOTAL FRANCE		3,947,404
Germany - 3.4%
Aixtron AG	12,606	343,471
Allianz AG (Reg.)	3,174	396,105
Deutsche Boerse AG	3,136	256,291
HeidelbergCement AG	3,930	254,414
Metro AG	4,100	231,882
TOTAL GERMANY		1,482,163
Greece - 0.5%
Hellenic Telecommunications Organization SA	13,674	226,104
Hong Kong - 1.2%
China Resources Power Holdings Co. Ltd.	102,000	237,166
China Unicom (Hong Kong) Ltd. sponsored ADR	19,800	281,952
TOTAL HONG KONG		519,118
India - 3.2%
Dishman Pharmaceuticals and Chemicals Ltd.	50,820	272,385
Common Stocks - continued
	Shares	Value
India - continued
Housing Development and Infrastructure Ltd. (a)	30,040	$ 202,763
ICSA (India) Ltd.	53,958	236,586
Indiabulls Real Estate Ltd.	36,043	205,227
MIC Electronics Ltd.	198,254	221,159
Rural Electrification Corp. Ltd.	3,032	12,792
Sintex Industries Ltd.	45,115	241,146
TOTAL INDIA		1,392,058
Indonesia - 0.6%
PT Semen Gresik Tbk	366,500	239,394
Ireland - 0.5%
Covidien PLC	5,100	220,626
Israel - 1.5%
Bezeq Israeli Telecommunication Corp. Ltd.	107,400	230,876
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,900	399,424
TOTAL ISRAEL		630,300
Italy - 1.5%
Banco Popolare Societa Cooperativa (a)	26,100	250,349
Intesa Sanpaolo SpA	87,889	388,718
TOTAL ITALY		639,067
Japan - 14.2%
eAccess Ltd.	388	270,141
Elpida Memory, Inc. (a)	16,000	208,671
Hitachi Ltd.	80,000	245,666
Itochu Corp.	34,000	224,212
Japan Tobacco, Inc.	93	317,995
JTEKT Corp.	18,100	210,097
Kyocera Corp.	3,200	295,635
Mazda Motor Corp.	98,000	218,866
Mitsubishi Corp.	14,200	285,627
Mitsubishi Materials Corp.	81,000	222,747
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	89,000	475,260
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,090	212,606
Mitsui & Co. Ltd.	21,000	273,234
Nitori Co. Ltd.	2,700	229,753
Omron Corp.	13,100	246,163
ORIX Corp.	5,070	307,972
Sankyo Co. Ltd. (Gunma)	3,400	212,252
Sapporo Breweries Ltd.	39,000	198,461
Shinsei Bank Ltd. (a)	74,000	112,993
Softbank Corp.	12,400	271,821
Sony Corp. sponsored ADR (c)	10,300	300,760
Sumco Corp.	9,300	210,589
Sumitomo Metal Industries Ltd.	101,000	247,504
Toshiba Corp.	54,000	282,681
TOTAL JAPAN		6,081,706

	Shares	Value
Korea (South) - 3.0%
DigiTech Systems Co., Ltd. (a)	9,654	$ 220,487
Hanjin Heavy Industries & Consolidated Co. Ltd.	10,405	209,759
Hyundai Mipo Dockyard Co. Ltd.	1,957	207,248
LG Corp.	3,602	242,048
LG Innotek Co. Ltd.	1,868	201,796
Lumens Co. Ltd. (a)	34,239	216,974
TOTAL KOREA (SOUTH)		1,298,312
Luxembourg - 1.3%
ArcelorMittal SA (NY Shares) Class A	8,000	297,120
GAGFAH SA	22,200	245,913
TOTAL LUXEMBOURG		543,033
Netherlands - 1.3%
Gemalto NV (a)	5,119	238,689
ING Groep NV sponsored ADR (a)	18,700	333,421
TOTAL NETHERLANDS		572,110
Norway - 2.0%
DnB NOR ASA (a)	21,400	247,851
Renewable Energy Corp. AS (a)(c)	38,413	337,160
Sevan Marine ASA (a)	188,000	291,456
TOTAL NORWAY		876,467
Russia - 3.1%
LSR Group OJSC GDR (Reg. S) (a)	24,800	151,280
Lukoil Oil Co. sponsored ADR	5,400	296,190
Mechel Steel Group OAO sponsored ADR (c)	14,300	257,114
OAO Gazprom sponsored ADR	16,425	388,287
RusHydro JSC sponsored ADR (a)	67,400	231,182
TOTAL RUSSIA		1,324,053
South Africa - 2.8%
Imperial Holdings Ltd.	21,730	230,971
MTN Group Ltd.	17,300	281,365
Murray & Roberts Holdings Ltd.	28,000	221,264
Naspers Ltd. Class N	7,600	259,729
Shoprite Holdings Ltd.	26,100	215,458
TOTAL SOUTH AFRICA		1,208,787
Spain - 2.5%
EDP Renovaveis SA (a)	20,564	226,136
Grupo Acciona SA	1,663	226,313
Telefonica SA	23,074	638,366
TOTAL SPAIN		1,090,815
Switzerland - 3.5%
Actelion Ltd. (Reg.) (a)	3,744	232,476
Roche Holding AG (participation certificate)	3,675	593,972
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swiss Reinsurance Co. (Reg.)	5,717	$ 258,061
UBS AG (NY Shares) (a)	22,100	404,651
TOTAL SWITZERLAND		1,489,160
Taiwan - 0.5%
Wintek Corp. (a)	305,000	222,842
United Kingdom - 13.3%
Barclays PLC Sponsored ADR (c)	18,700	442,068
BG Group PLC	26,341	457,665
Bovis Homes Group PLC	27,600	206,021
BT Group PLC	129,600	270,141
Cairn Energy PLC (a)	5,514	245,634
Carphone Warehouse Group PLC	74,497	227,673
Centrica PLC	68,659	276,117
Debenhams PLC	168,089	204,058
HSBC Holdings PLC sponsored ADR (c)	14,400	825,839
Imperial Tobacco Group PLC	10,361	299,423
Royal Dutch Shell PLC Class B	27,356	760,040
Taylor Wimpey PLC (a)	329,806	222,041
Tesco PLC	58,824	375,721
Vodafone Group PLC	257,331	578,170
Xstrata PLC	20,620	304,047
TOTAL UNITED KINGDOM		5,694,658
United States of America - 6.9%
Arch Coal, Inc.	9,500	210,235
Bank of America Corp.	13,500	228,420
Capital One Financial Corp.	5,600	200,088
D.R. Horton, Inc.	16,900	192,829
Ener1, Inc. (a)(c)	29,500	204,140
JPMorgan Chase & Co.	5,300	232,246
Morgan Stanley	10,100	311,888
PNC Financial Services Group, Inc.	5,500	267,245
Rubicon Technology, Inc. (a)(c)	22,300	330,932

	Shares	Value
Veeco Instruments, Inc. (a)	13,876	$ 323,588
Virgin Media, Inc.	16,400	228,288
Wells Fargo & Co.	8,400	236,712
TOTAL UNITED STATES OF AMERICA		2,966,611
TOTAL COMMON STOCKS (Cost $36,030,043)		42,231,645
Nonconvertible Preferred Stocks - 0.5%

Italy - 0.5%
Fiat SpA (Risparmio Shares) (Cost $154,680)	29,900	229,264
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.25% (d)	1,164,687	1,164,687
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	2,645,155	2,645,155
TOTAL MONEY MARKET FUNDS (Cost $3,809,842)		3,809,842
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $39,994,565)	46,270,751
NET OTHER ASSETS - (7.7)%	(3,293,480)
NET ASSETS - 100%	$ 42,977,271
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,537
Fidelity Securities Lending Cash Central Fund	40,689
Total	$ 43,226
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 6,081,706	$ 776,020	$ 5,305,686	$ -
United Kingdom	5,694,658	4,086,307	1,608,351	-
France	3,947,404	3,947,404	-	-
United States of America	2,966,611	2,966,611	-	-
Canada	2,048,146	2,048,146	-	-
Australia	1,585,311	1,585,311	-	-
Switzerland	1,489,160	1,489,160	-	-
Germany	1,482,163	1,086,058	396,105	-
India	1,392,058	1,392,058	-	-
Other	15,773,692	14,853,961	919,731	-
Money Market Funds	3,809,842	3,809,842	-	-
Total Investments in Securities	$ 46,270,751	$ 38,040,878	$ 8,229,873	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 561,490
Total Realized Gain (Loss)	(284,363)
Total Unrealized Gain (Loss)	194,180
Cost of Purchases	542,507
Proceeds of Sales	(1,013,814)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $40,657,683. Net unrealized appreciation aggregated $5,613,068, of which $6,808,409 related to appreciated investment securities and $1,195,341 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

September 30, 2009

1.856922.102

VMATP-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BUILDING PRODUCTS - 2.2%
Building Products - 2.2%
Masco Corp.	82,210	$ 1,062,153
USG Corp. (a)(c)	8,900	152,902
		1,215,055
CHEMICALS - 53.1%
Commodity Chemicals - 3.7%
Celanese Corp. Class A	83,000	2,075,000
Diversified Chemicals - 20.2%
Ashland, Inc.	29,300	1,266,346
Cabot Corp.	22,600	522,286
Dow Chemical Co.	191,400	4,989,798
E.I. du Pont de Nemours & Co.	124,651	4,006,283
Huntsman Corp.	36,800	335,248
Solutia, Inc. (a)	23,800	275,604
		11,395,565
Fertilizers & Agricultural Chemicals - 9.9%
Fertilizantes Fosfatados SA (PN)	32,500	332,322
Monsanto Co.	44,424	3,438,418
Terra Industries, Inc.	16,500	572,055
The Mosaic Co.	25,400	1,220,978
		5,563,773
Industrial Gases - 12.1%
Air Products & Chemicals, Inc.	31,100	2,412,738
Airgas, Inc.	21,000	1,015,770
Praxair, Inc.	41,600	3,398,304
		6,826,812
Specialty Chemicals - 7.2%
Albemarle Corp.	41,335	1,430,191
Cytec Industries, Inc.	13,700	444,839
Innophos Holdings, Inc.	8,500	157,250
Johnson Matthey PLC	8,949	198,541
Rockwood Holdings, Inc. (a)	7,588	156,085
Valspar Corp.	5,400	148,554
W.R. Grace & Co. (a)	69,400	1,508,756
		4,044,216
TOTAL CHEMICALS		29,905,366
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Cemex SA de CV sponsored ADR	32,600	421,192
Eagle Materials, Inc.	10,500	300,090
HeidelbergCement AG	2,620	169,609
Martin Marietta Materials, Inc.	2,900	267,003
Vulcan Materials Co. (c)	18,300	989,481
		2,147,375

	Shares	Value
CONTAINERS & PACKAGING - 7.6%
Metal & Glass Containers - 4.5%
Ball Corp.	11,900	$ 585,480
Crown Holdings, Inc. (a)	20,429	555,669
Owens-Illinois, Inc. (a)	37,600	1,387,440
		2,528,589
Paper Packaging - 3.1%
Cascades, Inc.	17,700	129,794
Packaging Corp. of America	41,300	842,520
Temple-Inland, Inc.	45,774	751,609
		1,723,923
TOTAL CONTAINERS & PACKAGING		4,252,512
FOOD PRODUCTS - 1.8%
Agricultural Products - 1.8%
Bunge Ltd.	10,700	669,927
Corn Products International, Inc.	12,300	350,796
		1,020,723
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Pulte Homes, Inc.	9,750	107,153
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	35,000	172,200
METALS & MINING - 23.0%
Diversified Metals & Mining - 9.1%
Anglo American PLC (United Kingdom)	8,169	260,233
Freeport-McMoRan Copper & Gold, Inc.	60,900	4,178,349
RTI International Metals, Inc. (a)	7,200	179,352
Teck Resources Ltd. Class B (sub. vtg.) (a)	18,700	515,320
		5,133,254
Gold - 5.9%
Agnico-Eagle Mines Ltd. (Canada)	8,400	568,187
AngloGold Ashanti Ltd. sponsored ADR	11,353	462,748
Harmony Gold Mining Co. Ltd.	32,100	347,980
Newcrest Mining Ltd.	24,912	701,078
Newmont Mining Corp.	7,200	316,944
Randgold Resources Ltd. sponsored ADR	7,385	516,064
Yamana Gold, Inc.	34,600	372,342
		3,285,343
Precious Metals & Minerals - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	33,453	148,650
Impala Platinum Holdings Ltd.	11,413	265,931
		414,581
Steel - 7.3%
Allegheny Technologies, Inc.	7,200	251,928
Nucor Corp.	52,800	2,482,128
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	15,700	$ 668,192
Steel Dynamics, Inc.	46,200	708,708
		4,110,956
TOTAL METALS & MINING		12,944,134
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	6,940	243,594
Massey Energy Co.	9,000	251,010
SouthGobi Energy Resources Ltd. (a)	3,400	38,748
		533,352
PAPER & FOREST PRODUCTS - 4.9%
Forest Products - 3.7%
Louisiana-Pacific Corp. (a)	33,700	224,779
Weyerhaeuser Co.	50,500	1,850,825
		2,075,604
Paper Products - 1.2%
Schweitzer-Mauduit International, Inc.	12,500	679,500
TOTAL PAPER & FOREST PRODUCTS		2,755,104
TOTAL COMMON STOCKS (Cost $50,185,859)		55,052,974
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	1,655,325	$ 1,655,325
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	259,500	259,500
TOTAL MONEY MARKET FUNDS (Cost $1,914,825)		1,914,825
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $52,100,684)	56,967,799
NET OTHER ASSETS - (1.2)%	(687,052)
NET ASSETS - 100%	$ 56,280,747
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,625
Fidelity Securities Lending Cash Central Fund	600
Total	$ 5,225
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,153	$ 107,153	$ -	$ -
Consumer Staples	1,020,723	1,020,723	-	-
Energy	533,352	533,352	-	-
Industrials	1,387,255	1,387,255	-	-
Materials	52,004,491	51,656,511	347,980	-
Money Market Funds	1,914,825	1,914,825	-	-
Total Investments in Securities:	$ 56,967,799	$ 56,619,819	$ 347,980	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $53,145,919. Net unrealized appreciation aggregated $3,821,880, of which $9,217,728 related to appreciated investment securities and $5,395,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

September 30, 2009

1.808791.105

VIPRE-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Health Care Facilities - 1.9%
Emeritus Corp. (a)	69,736	$ 1,530,705
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Wynn Macau Ltd.	6,400	8,324
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	5,000	57,050
Lennar Corp. Class A	6,000	85,500
M/I Homes, Inc. (a)	5,700	77,463
Pulte Homes, Inc.	24,480	269,035
Toll Brothers, Inc. (a)	5,100	99,654
TOTAL HOMEBUILDING		588,702
REAL ESTATE INVESTMENT TRUSTS - 91.5%
REITs - Apartments - 13.5%
Apartment Investment & Management Co. Class A	122,234	1,802,952
AvalonBay Communities, Inc.	17,124	1,245,429
Camden Property Trust (SBI)	54,200	2,184,260
Equity Residential (SBI)	68,653	2,107,647
Essex Property Trust, Inc.	29,329	2,334,002
Home Properties, Inc.	24,000	1,034,160
UDR, Inc.	19,300	303,782
TOTAL REITS - APARTMENTS		11,012,232
REITs - Factory Outlets - 0.6%
Tanger Factory Outlet Centers, Inc.	12,800	477,952
REITs - Health Care Facilities - 10.8%
HCP, Inc.	82,500	2,371,050
Health Care REIT, Inc.	3,300	137,346
Healthcare Realty Trust, Inc.	48,700	1,029,031
Nationwide Health Properties, Inc.	9,300	288,207
Omega Healthcare Investors, Inc.	3,400	54,468
Ventas, Inc.	129,200	4,974,200
TOTAL REITS - HEALTH CARE FACILITIES		8,854,302
REITs - Hotels - 6.1%
DiamondRock Hospitality Co.	234,417	1,898,778
Host Hotels & Resorts, Inc.	88,847	1,045,729
Sunstone Hotel Investors, Inc.	288,681	2,049,635
TOTAL REITS - HOTELS		4,994,142

	Shares	Value
REITs - Industrial Buildings - 14.3%
Duke Realty LP	222,300	$ 2,669,823
First Industrial Realty Trust, Inc.	64,800	340,200
ProLogis Trust	341,816	4,074,447
Public Storage	43,340	3,260,902
U-Store-It Trust	214,300	1,339,375
TOTAL REITS - INDUSTRIAL BUILDINGS		11,684,747
REITs - Malls - 13.4%
CBL & Associates Properties, Inc.	138,988	1,348,184
Simon Property Group, Inc.	104,866	7,280,843
The Macerich Co. (c)	76,807	2,329,556
TOTAL REITS - MALLS		10,958,583
REITs - Management/Investment - 3.5%
Digital Realty Trust, Inc.	62,400	2,852,304
REITs - Office Buildings - 17.6%
Alexandria Real Estate Equities, Inc. (c)	33,933	1,844,259
Boston Properties, Inc.	38,400	2,517,120
Brandywine Realty Trust (SBI)	142,700	1,575,408
Corporate Office Properties Trust (SBI)	63,700	2,349,256
Highwoods Properties, Inc. (SBI)	89,300	2,808,485
SL Green Realty Corp.	74,700	3,275,595
TOTAL REITS - OFFICE BUILDINGS		14,370,123
REITs - Shopping Centers - 11.7%
Acadia Realty Trust (SBI)	79,500	1,198,065
Developers Diversified Realty Corp.	194,575	1,797,873
Glimcher Realty Trust	15,700	57,619
Kimco Realty Corp.	31,615	412,260
Kite Realty Group Trust	126,400	527,088
Ramco-Gershenson Properties Trust (SBI)	15,700	140,044
Regency Centers Corp.	61,900	2,293,395
Vornado Realty Trust	48,872	3,147,846
TOTAL REITS - SHOPPING CENTERS		9,574,190
TOTAL REAL ESTATE INVESTMENT TRUSTS		74,778,575
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.9%
Real Estate Operating Companies - 1.2%
BR Malls Participacoes SA (a)	31,500	372,074
Brookfield Properties Corp.	57,150	643,509
TOTAL REAL ESTATE OPERATING COMPANIES		1,015,583
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	117,428	$ 1,378,605
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,394,188
TOTAL COMMON STOCKS (Cost $78,729,905)		79,300,494
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.25% (d)	2,609,012	2,609,012
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	1,665,100	1,665,100
TOTAL MONEY MARKET FUNDS (Cost $4,274,112)		4,274,112
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $83,004,017)	83,574,606
NET OTHER ASSETS - (2.2)%	(1,809,678)
NET ASSETS - 100%	$ 81,764,928
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,691
Fidelity Securities Lending Cash Central Fund	3,369
Total	$ 10,060
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 597,026	$ 588,702	$ 8,324	$ -
Financials	77,172,763	77,172,763	-	-
Health Care	1,530,705	1,530,705	-	-
Money Market Funds	4,274,112	4,274,112	-	-
Total Investments in Securities	$ 83,574,606	$ 83,566,282	$ 8,324	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $89,677,755. Net unrealized depreciation aggregated $6,103,149, of which $13,537,722 related to appreciated investment securities and $19,640,871 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

September 30, 2009

1.807723.105

VTC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Commercial Printing - 0.1%
Nissha Printing Co. Ltd.	2,100	$ 106,856
COMMUNICATIONS EQUIPMENT - 11.3%
Communications Equipment - 11.3%
3Com Corp. (a)	112,600	588,898
Adtran, Inc.	6,400	157,120
ADVA AG Optical Networking (a)	58,503	186,624
Alcatel-Lucent SA sponsored ADR (a)	1,700	7,633
Aruba Networks, Inc. (a)	900	7,956
Brocade Communications Systems, Inc. (a)	50,200	394,572
BYD Electronic International Co. Ltd. (a)	82,500	46,094
Ciena Corp. (a)	12,100	196,988
Cisco Systems, Inc. (a)	192,137	4,522,905
Cogo Group, Inc. (a)	1,405	8,599
CommScope, Inc. (a)	16,500	493,845
Comverse Technology, Inc. (a)	21,470	187,863
EMCORE Corp. (a)	20,000	26,000
Emulex Corp. (a)	10,600	109,074
F5 Networks, Inc. (a)	19,218	761,609
Finisar Corp. (a)	6,950	67,276
Infinera Corp. (a)	13,800	109,710
Juniper Networks, Inc. (a)	20,700	559,314
Motorola, Inc.	13,500	115,965
Palm, Inc. (a)	15,300	266,679
Polycom, Inc. (a)	26,500	708,875
Powerwave Technologies, Inc. (a)	28,200	45,120
QUALCOMM, Inc.	22,400	1,007,552
Riverbed Technology, Inc. (a)	25,100	551,196
Sandvine Corp. (a)	185,700	225,511
Sandvine Corp. (U.K.) (a)	100,288	118,622
Sonus Networks, Inc. (a)	5,300	11,236
Starent Networks Corp. (a)	48,388	1,230,023
Tekelec (a)	22,400	368,032
Tellabs, Inc. (a)	26,200	181,304
		13,262,195
COMPUTERS & PERIPHERALS - 16.0%
Computer Hardware - 12.2%
3PAR, Inc. (a)	11,600	127,948
Apple, Inc. (a)	51,345	9,517,820
Dell, Inc. (a)	800	12,208
Hewlett-Packard Co.	66,900	3,158,349
Lenovo Group Ltd.	730,000	324,968
Stratasys, Inc. (a)	13,110	224,968
Teradata Corp. (a)	4,300	118,336
Toshiba Corp.	169,000	884,686
		14,369,283
Computer Storage & Peripherals - 3.8%
Chicony Electronics Co. Ltd.	35,267	79,714
Compellent Technologies, Inc. (a)	7,300	131,765

	Shares	Value
EMC Corp. (a)	48,400	$ 824,736
Immersion Corp. (a)	99,600	426,288
Isilon Systems, Inc. (a)	9,800	59,780
NetApp, Inc. (a)	9,500	253,460
Netezza Corp. (a)	11,500	129,260
QLogic Corp. (a)	23,200	399,040
SanDisk Corp. (a)	57,687	1,251,808
Seagate Technology	45,700	695,097
SIMPLO Technology Co. Ltd.	12,100	68,656
Synaptics, Inc. (a)	3,500	88,200
		4,407,804
TOTAL COMPUTERS & PERIPHERALS		18,777,087
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
MasTec, Inc. (a)	1,700	20,655
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100	8,045
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
A123 Systems, Inc.	500	10,660
centrotherm photovoltaics AG (a)	200	9,599
Energy Conversion Devices, Inc. (a)(c)	8,300	96,114
First Solar, Inc. (a)	886	135,434
General Cable Corp. (a)	2,400	93,960
GT Solar International, Inc. (a)	26,600	154,546
JA Solar Holdings Co. Ltd. ADR (a)	32,100	129,363
Q-Cells SE (a)	200	3,831
Roth & Rau AG (a)	200	7,621
SunPower Corp.:
Class A (a)(c)	12,200	364,658
Class B (a)	15,242	384,556
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	600	9,120
Trina Solar Ltd. ADR (a)	3,400	109,378
Yingli Green Energy Holding Co. Ltd. ADR (a)	6,600	82,236
		1,591,076
ELECTRONIC EQUIPMENT & COMPONENTS - 5.5%
Electronic Components - 1.3%
Amphenol Corp. Class A	300	11,304
BYD Co. Ltd. (H Shares) (a)	35,500	292,474
DTS, Inc. (a)	2,200	60,236
Everlight Electronics Co. Ltd.	59,219	193,322
Littelfuse, Inc. (a)	21,300	558,912
Universal Display Corp. (a)(c)	30,000	358,200
Vishay Intertechnology, Inc. (a)	1,300	10,270
		1,484,718
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	17,100	$ 475,893
China Security & Surveillance Technology, Inc. (a)(c)	20,185	144,121
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(e)	8,400	9,498
Chroma ATE, Inc.	218,132	425,223
Comverge, Inc. (a)	1,211	14,786
Coretronic Corp.	23,000	28,532
Itron, Inc. (a)	2,200	141,108
National Instruments Corp.	300	8,289
Orbotech Ltd. (a)	18,700	176,809
		1,424,259
Electronic Manufacturing Services - 1.7%
Benchmark Electronics, Inc. (a)	1,900	34,200
DDi Corp. (a)	19,300	82,025
Flextronics International Ltd. (a)	47,100	351,366
Ju Teng International Holdings Ltd.	112,000	95,236
Molex, Inc.	2,800	58,464
Multi-Fineline Electronix, Inc. (a)	411	11,800
Trimble Navigation Ltd. (a)	14,100	337,131
TTM Technologies, Inc. (a)	29,500	338,365
Tyco Electronics Ltd.	33,200	739,696
		2,048,283
Technology Distributors - 1.3%
Digital China Holdings Ltd. (H Shares)	711,000	677,973
Inspur International Ltd.	1,139,000	149,907
Synnex Technology International Corp.	114,800	244,491
WPG Holding Co. Ltd.	275,000	389,022
		1,461,393
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,418,653
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Health Care Equipment - 0.5%
China Medical Technologies, Inc. sponsored ADR (a)	300	4,866
Golden Meditech Co. Ltd. (a)	262,000	43,272
I-Flow Corp. (a)	9,390	106,952
Mingyuan Medicare Development Co. Ltd. (a)	4,440,000	469,781
		624,871
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	303,897
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		928,768

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	$ 3,837
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	10,000	587,900
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc.	8,700	812,232
Expedia, Inc. (a)	540	12,933
Priceline.com, Inc. (a)(c)	3,488	578,380
		1,403,545
INTERNET SOFTWARE & SERVICES - 11.1%
Internet Software & Services - 11.1%
Alibaba.com Ltd.	21,500	49,935
Baidu.com, Inc. sponsored ADR (a)	4,300	1,681,515
comScore, Inc. (a)	2,200	39,622
Constant Contact, Inc. (a)	3,276	63,063
Daum Communications Corp. (a)	4,730	218,068
DealerTrack Holdings, Inc. (a)	1,500	28,365
Dice Holdings, Inc. (a)	17,500	114,800
eBay, Inc. (a)	14,800	349,428
Equinix, Inc. (a)	100	9,200
Google, Inc. Class A (a)	10,600	5,256,010
LogMeIn, Inc.	800	14,648
ModusLink Global Solutions, Inc. (a)	30,000	242,700
NHN Corp. (a)	4,033	595,194
Omniture, Inc. (a)	400	8,576
Open Text Corp. (a)	27,600	1,034,130
OpenTable, Inc.	100	2,756
SAVVIS, Inc.	1,000	15,820
Sina Corp. (a)	8,200	311,272
Tencent Holdings Ltd.	119,400	1,942,754
VeriSign, Inc. (a)	18,800	445,372
VistaPrint Ltd. (a)	9,100	461,825
Vocus, Inc. (a)	1,300	27,157
WebMD Health Corp. Class A (a)	3,700	122,544
Yahoo!, Inc. (a)	600	10,686
		13,045,440
IT SERVICES - 1.4%
Data Processing & Outsourced Services - 0.4%
Lender Processing Services, Inc.	200	7,634
Visa, Inc. Class A	6,800	469,948
		477,582
IT Consulting & Other Services - 1.0%
Amdocs Ltd. (a)	3,400	91,392
CACI International, Inc. Class A (a)	500	23,635
China Information Security Technology, Inc. (a)	1,083	6,000
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Cognizant Technology Solutions Corp. Class A (a)	13,200	$ 510,312
RightNow Technologies, Inc. (a)	18,700	270,028
SAIC, Inc. (a)	2,500	43,850
Satyam Computer Services Ltd. sponsored ADR	1,400	9,212
Yucheng Technologies Ltd. (a)	29,800	213,666
		1,168,095
TOTAL IT SERVICES		1,645,677
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Meyer Burger Technology AG (a)	30	7,234
Shin Zu Shing Co. Ltd.	57,302	319,789
		327,023
MEDIA - 0.9%
Advertising - 0.7%
AirMedia Group, Inc. ADR (a)	66,700	490,245
VisionChina Media, Inc. ADR (a)	38,000	302,480
		792,725
Cable & Satellite - 0.2%
Sirius XM Radio, Inc. (a)	133,500	84,773
Virgin Media, Inc.	12,700	176,784
		261,557
TOTAL MEDIA		1,054,282
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	4,300	38,786
Timminco Ltd. (a)	700	876
		39,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.1%
Semiconductor Equipment - 6.4%
Advantest Corp. ADR (c)	4,000	109,440
Aixtron AG	18,200	495,889
Amkor Technology, Inc. (a)	121,450	835,576
ASM International NV (NASDAQ) (a)(c)	43,900	818,296
ASM Pacific Technology Ltd.	3,200	22,689
ASML Holding NV (NY Shares)	47,400	1,401,618
ATMI, Inc. (a)	15,000	272,250
Cymer, Inc. (a)	14,700	571,242
FormFactor, Inc. (a)	6,700	160,264
Lam Research Corp. (a)	15,400	526,064
LTX-Credence Corp. (a)	55,615	91,765
MEMC Electronic Materials, Inc. (a)	10,000	166,300
Photronics, Inc. (a)	9,700	45,978

	Shares	Value
Tessera Technologies, Inc. (a)	41,700	$ 1,163,013
Varian Semiconductor Equipment Associates, Inc. (a)	20,100	660,084
Verigy Ltd. (a)	17,200	199,864
		7,540,332
Semiconductors - 16.7%
Advanced Micro Devices, Inc. (a)	22,700	128,482
Altera Corp.	11,000	225,610
ANADIGICS, Inc. (a)	1,900	8,949
Analog Devices, Inc.	200	5,516
Atmel Corp. (a)	97,800	409,782
Avago Technologies Ltd.	85,700	1,462,899
Broadcom Corp. Class A (a)	10,600	325,314
Cavium Networks, Inc. (a)	72,891	1,564,970
Cree, Inc. (a)	13,260	487,305
CSR PLC (a)	126,744	950,338
Cypress Semiconductor Corp. (a)	33,100	341,923
Diodes, Inc. (a)	600	10,854
Elpida Memory, Inc. (a)	25,100	327,353
Epistar Corp.	92,000	331,800
Fairchild Semiconductor International, Inc. (a)	6,000	61,380
Global Unichip Corp.	36,994	174,826
Hittite Microwave Corp. (a)	1,521	55,942
Hynix Semiconductor, Inc. (a)	36,180	609,347
Infineon Technologies AG (a)	232,864	1,304,004
Inotera Memories, Inc. (a)	1,042,000	668,987
Intel Corp.	180,100	3,524,557
International Rectifier Corp. (a)	19,000	370,310
Intersil Corp. Class A	7,300	111,763
Kinsus Interconnect Technology Corp.	26,000	75,662
LSI Corp. (a)	1,800	9,882
Marvell Technology Group Ltd. (a)	64,100	1,037,779
MediaTek, Inc.	3,006	50,094
Microchip Technology, Inc.	4,400	116,600
Micron Technology, Inc. (a)	242,400	1,987,680
Monolithic Power Systems, Inc. (a)	9,900	232,155
MoSys, Inc. (a)	3,300	8,250
Netlogic Microsystems, Inc. (a)	4,800	216,000
NVIDIA Corp. (a)	15,600	234,468
O2Micro International Ltd. sponsored ADR (a)	2,200	11,550
Omnivision Technologies, Inc. (a)	26,501	431,436
PixArt Imaging, Inc.	14,000	124,487
PMC-Sierra, Inc. (a)	23,000	219,880
Power Integrations, Inc.	300	9,999
Powertech Technology, Inc.	63,000	189,212
Prime View International Co. Ltd.	76,000	119,326
Radiant Opto-Electronics Corp.	50,470	59,784
Silicon Laboratories, Inc. (a)	4,800	222,528
Skyworks Solutions, Inc. (a)	900	11,916
Standard Microsystems Corp. (a)	16,500	382,965
Supertex, Inc. (a)	4,300	129,000
TriQuint Semiconductor, Inc. (a)	1,700	13,124
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Volterra Semiconductor Corp. (a)	2,000	$ 36,740
Xilinx, Inc.	11,800	276,356
Youngtek Electronics Corp.	17,000	42,812
		19,711,896
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,252,228
SOFTWARE - 23.9%
Application Software - 10.2%
Adobe Systems, Inc. (a)	35,000	1,156,400
ANSYS, Inc. (a)	700	26,229
AsiaInfo Holdings, Inc. (a)	6,300	125,811
Autodesk, Inc. (a)	24,400	580,720
Blackboard, Inc. (a)	2,500	94,450
Callidus Software, Inc. (a)	14,090	42,411
Citrix Systems, Inc. (a)	31,000	1,216,130
Concur Technologies, Inc. (a)	8,600	341,936
Epicor Software Corp. (a)	9,000	57,330
Gameloft (a)	32,800	182,866
i2 Technologies, Inc. (a)	1,300	20,852
Informatica Corp. (a)	36,500	824,170
Intuit, Inc. (a)	7,600	216,600
JDA Software Group, Inc. (a)	12,000	263,280
Kingdee International Software Group Co. Ltd.	2,084,000	352,263
Longtop Financial Technologies Ltd. ADR (a)	10,200	290,292
Manhattan Associates, Inc. (a)	2,888	58,338
Mentor Graphics Corp. (a)	39,900	371,469
Nice Systems Ltd. sponsored ADR (a)	1,000	30,440
Nuance Communications, Inc. (a)	31,800	475,728
Parametric Technology Corp. (a)	37,500	518,250
Pegasystems, Inc.	5,500	189,915
Salesforce.com, Inc. (a)	31,800	1,810,374
Smith Micro Software, Inc. (a)	42,700	527,772
SolarWinds, Inc.	500	11,015
SuccessFactors, Inc. (a)	28,100	395,367
Synchronoss Technologies, Inc. (a)	15,352	191,439
Synopsys, Inc. (a)	5,000	112,100
Taleo Corp. Class A (a)	20,900	473,176
TIBCO Software, Inc. (a)	56,500	536,185
Ulticom, Inc.	38,693	112,210
Verint Systems, Inc. (a)	32,200	466,900
		12,072,418

	Shares	Value
Home Entertainment Software - 1.5%
Activision Blizzard, Inc. (a)	55,800	$ 691,362
Changyou.com Ltd. (A Shares) ADR	100	3,552
Kingsoft Corp. Ltd. (c)	240,000	225,135
Perfect World Co. Ltd. sponsored ADR Class B (a)	8,400	404,040
Rosetta Stone, Inc.	1,100	25,256
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,100	56,320
Take-Two Interactive Software, Inc.	15,500	173,755
Ubisoft Entertainment SA (a)	8,400	159,055
		1,738,475
Systems Software - 12.2%
Ariba, Inc. (a)	2,692	31,227
BMC Software, Inc. (a)	55,800	2,094,174
CA, Inc.	400	8,796
Check Point Software Technologies Ltd. (a)	200	5,670
CommVault Systems, Inc. (a)	7,900	163,925
Insyde Software Corp.	65,206	291,931
McAfee, Inc. (a)	3,200	140,128
Microsoft Corp.	226,600	5,866,674
Oracle Corp.	135,800	2,830,072
Phoenix Technologies Ltd. (a)	4,000	14,600
Red Hat, Inc. (a)	72,700	2,009,428
Rovi Corp. (a)	8,819	296,318
Symantec Corp. (a)	5,400	88,938
TeleCommunication Systems, Inc. Class A (a)	20,600	172,216
VMware, Inc. Class A (a)	8,300	333,411
		14,347,508
TOTAL SOFTWARE		28,158,401
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc. (a)	17,743	310,503
TOTAL COMMON STOCKS (Cost $91,903,449)		114,941,833
Convertible Bonds - 0.7%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	119,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Advanced Micro Devices, Inc. 5.75% 8/15/12	840,000	704,550
TOTAL CONVERTIBLE BONDS (Cost $836,599)		824,490
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	1,774,394	$ 1,774,394
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	2,125,731	2,125,731
TOTAL MONEY MARKET FUNDS (Cost $3,900,125)		3,900,125
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $96,640,173)	119,666,448
NET OTHER ASSETS - (1.7)%	(1,955,824)
NET ASSETS - 100%	$ 117,710,624
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,498 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,399
Fidelity Securities Lending Cash Central Fund	42,151
Total	$ 48,550
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,053,772	$ 3,053,772	$ -	$ -
Health Care	932,605	932,605	-	-
Industrials	2,045,610	1,938,754	106,856	-
Information Technology	108,559,681	106,034,140	2,525,541	-
Materials	39,662	39,662	-	-
Telecommunication Services	310,503	310,503	-	-
Corporate Bonds	824,490	-	824,490	-
Money Market Funds	3,900,125	3,900,125	-	-
Total Investments in Securities:	$ 119,666,448	$ 116,209,561	$ 3,456,887	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $97,131,151. Net unrealized appreciation aggregated $22,535,297, of which $27,231,941 related to appreciated investment securities and $4,696,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2009

1.856920.102

VTELP-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Aruba Networks, Inc. (a)	5	$ 44
F5 Networks, Inc. (a)	40	1,585
Infinera Corp. (a)	2,300	18,285
Nortel Networks Corp. (a)	100	0
Polycom, Inc. (a)	40	1,070
Sandvine Corp. (a)	100	121
Sonus Networks, Inc. (a)	1,800	3,816
Starent Networks Corp. (a)	6,688	170,009
		194,930
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	40	7,415
DIVERSIFIED TELECOMMUNICATION SERVICES - 59.5%
Alternative Carriers - 8.0%
Cable & Wireless PLC	309	709
Clearwire Corp. Class A (a)	25,369	206,250
Cogent Communications Group, Inc. (a)	1,606	18,148
Global Crossing Ltd. (a)	8,919	127,542
Iliad Group SA	189	21,295
Level 3 Communications, Inc. (a)	28,692	39,882
PAETEC Holding Corp. (a)	2,000	7,740
tw telecom, inc. (a)	10,633	143,014
		564,580
Integrated Telecommunication Services - 51.5%
AT&T, Inc.	59,083	1,595,829
BT Group PLC	109	227
Cbeyond, Inc. (a)	5,350	86,296
CenturyTel, Inc.	585	19,656
China Telecom Corp. Ltd. sponsored ADR	2,700	127,710
China Unicom (Hong Kong) Ltd. sponsored ADR	11,400	162,336
Cincinnati Bell, Inc. (a)	5,900	20,650
Deutsche Telekom AG (Reg.)	4,446	60,731
FairPoint Communications, Inc.	522	214
Hellenic Telecommunications Organization SA	37	612
PT Telkomunikasi Indonesia Tbk Series B	9,000	8,072
Qwest Communications International, Inc.	57,255	218,142
Telecom Italia SpA sponsored ADR	2,900	50,837
Telefonica SA sponsored ADR	1,800	149,238
Telenor ASA (a)	100	1,158
Telenor ASA sponsored ADR (a)	870	30,459
Telkom SA Ltd.	100	575

	Shares	Value
Verizon Communications, Inc.	35,300	$ 1,068,531
Windstream Corp.	1,793	18,163
		3,619,436
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,184,016
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
SAVVIS, Inc.	701	11,090
MEDIA - 10.7%
Broadcasting - 0.5%
Ten Network Holdings Ltd.	29,264	37,434
Cable & Satellite - 10.2%
Cablevision Systems Corp. - NY Group Class A	4,200	99,750
Comcast Corp. Class A	9,300	157,077
Dish TV India Ltd. (a)	112	105
Liberty Global, Inc. Class A (a)	2,266	51,144
Net Servicos de Comunicacao SA sponsored ADR	3,300	38,016
The DIRECTV Group, Inc. (a)	5,681	156,682
Virgin Media, Inc.	15,200	211,584
		714,358
TOTAL MEDIA		751,792
SOFTWARE - 1.8%
Application Software - 1.7%
Gameloft (a)	21,214	118,272
Synchronoss Technologies, Inc. (a)	137	1,708
		119,980
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	3,689	4,316
TOTAL SOFTWARE		124,296
WIRELESS TELECOMMUNICATION SERVICES - 25.5%
Wireless Telecommunication Services - 25.5%
American Tower Corp. Class A (a)	10,400	378,560
Centennial Communications Corp. Class A (a)	2,200	17,556
China Mobile (Hong Kong) Ltd. sponsored ADR	1,400	68,754
Crown Castle International Corp. (a)	6,317	198,101
Idea Cellular Ltd. (a)	63	99
Leap Wireless International, Inc. (a)	592	11,574
MetroPCS Communications, Inc. (a)	5,284	49,458
MTN Group Ltd.	12,575	204,519
NII Holdings, Inc. (a)	4,600	137,908
NTELOS Holdings Corp.	36	636
NTT DoCoMo, Inc.	22	35,045
Rogers Communications, Inc. Class B (non-vtg.)	60	1,694
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	4,018	$ 108,607
Sprint Nextel Corp. (a)	87,768	346,684
Syniverse Holdings, Inc. (a)	732	12,810
Telephone & Data Systems, Inc.	370	11,474
Vivo Participacoes SA sponsored ADR	1,900	47,975
Vodafone Group PLC sponsored ADR	7,300	164,250
		1,795,704
TOTAL COMMON STOCKS (Cost $6,875,618)		7,069,243
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,875,618)	7,069,243
NET OTHER ASSETS - (0.5)%	(35,537)
NET ASSETS - 100%	$ 7,033,706
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 989
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 751,792	$ 751,792	$ -	$ -
Information Technology	337,731	337,731	-	-
Telecommunication Services	5,979,720	5,679,198	300,522	-
Total Investments in Securities	$ 7,069,243	$ 6,768,721	$ 300,522	$ -
The following is a reconciliation of Investment in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(26)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	26
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (26)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,110,917. Net unrealized depreciation aggregated $41,674, of which $997,040 related to appreciated investment securities and $1,038,714 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

September 30, 2009

1.807738.105

VUT-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
ELECTRIC UTILITIES - 47.1%
Electric Utilities - 47.1%
Allegheny Energy, Inc.	29,400	$ 779,688
American Electric Power Co., Inc.	181,878	5,636,400
Entergy Corp.	24,449	1,952,497
Exelon Corp.	15,900	788,958
FirstEnergy Corp.	115,257	5,269,550
FPL Group, Inc.	21,800	1,204,014
NV Energy, Inc.	90,200	1,045,418
Pinnacle West Capital Corp.	59,265	1,945,077
		18,621,602
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
National Fuel Gas Co. New Jersey	4,200	192,402
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 20.1%
Independent Power Producers & Energy Traders - 20.1%
AES Corp.	109,350	1,620,567
Black Hills Corp.	4,548	114,473
Calpine Corp. (a)	57,400	661,248
Constellation Energy Group, Inc.	92,000	2,978,040
Dynegy, Inc. Class A (a)	90,200	230,010
NRG Energy, Inc. (a)	57,100	1,609,649
RRI Energy, Inc. (a)	98,795	705,396
		7,919,383
MULTI-UTILITIES - 30.9%
Multi-Utilities - 30.9%
CenterPoint Energy, Inc.	215,000	2,672,450

	Shares	Value
CMS Energy Corp.	115,400	$ 1,546,360
PG&E Corp.	46,245	1,872,460
Public Service Enterprise Group, Inc.	45,100	1,417,944
Sempra Energy	56,100	2,794,341
TECO Energy, Inc.	136,400	1,920,512
		12,224,067
OIL, GAS & CONSUMABLE FUELS - 1.1%
Oil & Gas Exploration & Production - 1.1%
Resolute Energy Corp. (a)	41,200	426,420
TOTAL COMMON STOCKS (Cost $36,938,100)		39,383,874
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.25% (b) (Cost $195,594)	195,594	195,594
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $37,133,694)	39,579,468
NET OTHER ASSETS - (0.2)%	(71,912)
NET ASSETS - 100%	$ 39,507,556
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,063
Fidelity Securities Lending Cash Central Fund	1,134
Total	$ 3,197
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $39,145,944. Net unrealized appreciation aggregated $433,524, of which $4,245,081 related to appreciated investment securities and $3,811,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2009

1.808797.105

VVL-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.9%
Autoliv, Inc.	1,200	$ 40,320
Johnson Controls, Inc.	7,900	201,924
The Goodyear Tire & Rubber Co. (a)	4,900	83,447
		325,691
Automobiles - 0.2%
Renault SA (a)	1,500	69,942
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp.	3,700	60,384
Household Durables - 2.8%
Black & Decker Corp.	3,500	162,015
KB Home (c)	34,500	573,045
Pulte Homes, Inc.	18,330	201,447
Whirlpool Corp.	1,400	97,944
		1,034,451
Media - 2.9%
Cablevision Systems Corp. - NY Group Class A	2,600	61,750
Comcast Corp. Class A (special) (non-vtg.)	17,400	279,792
DISH Network Corp. Class A (a)	5,600	107,856
News Corp. Class A	11,200	134,288
The DIRECTV Group, Inc. (a)	3,700	102,046
Time Warner Cable, Inc.	2,862	123,324
Time Warner, Inc.	8,800	253,264
		1,062,320
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	2,400	94,272
Home Depot, Inc.	4,450	118,548
Lowe's Companies, Inc.	12,200	255,468
Ross Stores, Inc.	2,300	109,871
Staples, Inc.	14,600	339,012
		917,171
TOTAL CONSUMER DISCRETIONARY		3,469,959
CONSUMER STAPLES - 4.9%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	2,551	116,484
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,700	56,055
The Coca-Cola Co.	2,600	139,620
		312,159
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	10,200	364,548
Kroger Co.	4,100	84,624
Winn-Dixie Stores, Inc. (a)	7,500	98,400
		547,572
Food Products - 1.2%
Marine Harvest ASA (a)	71,000	51,539
Nestle SA (Reg.)	5,660	241,179

	Shares	Value
Ralcorp Holdings, Inc. (a)	1,700	$ 99,399
Tyson Foods, Inc. Class A	5,300	66,939
		459,056
Household Products - 1.0%
Energizer Holdings, Inc. (a)	1,800	119,412
Procter & Gamble Co.	4,300	249,056
		368,468
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	1,900	120,175
TOTAL CONSUMER STAPLES		1,807,430
ENERGY - 18.6%
Energy Equipment & Services - 4.3%
ENSCO International, Inc.	3,350	142,509
Helmerich & Payne, Inc.	1,200	47,436
Nabors Industries Ltd. (a)	20,600	430,540
National Oilwell Varco, Inc. (a)	5,926	255,588
Noble Corp.	2,000	75,920
Pride International, Inc. (a)	3,400	103,496
Transocean Ltd. (a)	2,700	230,931
Weatherford International Ltd. (a)	14,300	296,439
		1,582,859
Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp.	1,800	112,914
Arch Coal, Inc.	5,000	110,650
Chesapeake Energy Corp.	15,600	443,040
Chevron Corp.	17,800	1,253,654
ConocoPhillips	5,098	230,226
EOG Resources, Inc.	3,600	300,636
EXCO Resources, Inc. (a)	3,000	56,070
Exxon Mobil Corp.	6,700	459,687
Marathon Oil Corp.	13,900	443,410
Occidental Petroleum Corp.	15,100	1,183,840
Petrohawk Energy Corp. (a)	9,300	225,153
Plains Exploration & Production Co. (a)	5,900	163,194
Range Resources Corp.	2,800	138,208
Southwestern Energy Co. (a)	2,300	98,164
Suncor Energy, Inc.	1,920	67,079
		5,285,925
TOTAL ENERGY		6,868,784
FINANCIALS - 26.9%
Capital Markets - 4.6%
Charles Schwab Corp.	4,268	81,732
Franklin Resources, Inc.	1,700	171,020
Goldman Sachs Group, Inc.	3,300	608,355
Morgan Stanley	19,200	592,896
State Street Corp.	4,600	241,960
		1,695,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.5%
Huntington Bancshares, Inc.	5,800	$ 27,318
PNC Financial Services Group, Inc.	9,500	461,605
Regions Financial Corp.	12,900	80,109
SVB Financial Group (a)	1,900	82,213
U.S. Bancorp, Delaware	6,300	137,718
Wells Fargo & Co.	44,476	1,253,334
		2,042,297
Consumer Finance - 1.0%
Capital One Financial Corp.	6,300	225,099
Discover Financial Services	9,000	146,070
		371,169
Diversified Financial Services - 9.9%
Bank of America Corp.	88,532	1,497,961
CME Group, Inc.	600	184,914
JPMorgan Chase & Co.	43,396	1,901,614
KKR Financial Holdings LLC (a)	15,000	69,300
		3,653,789
Insurance - 4.3%
ACE Ltd.	7,920	423,403
Allied World Assurance Co. Holdings Ltd.	1,500	71,895
Argo Group International Holdings, Ltd. (a)	1,452	48,903
Assurant, Inc.	1,400	44,884
Everest Re Group Ltd.	3,100	271,870
Genworth Financial, Inc. Class A	18,173	217,167
Lincoln National Corp.	6,500	168,415
Loews Corp.	1,700	58,225
MetLife, Inc.	5,000	190,350
XL Capital Ltd. Class A	6,400	111,744
		1,606,856
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	1,700	92,395
Duke Realty LP	3,300	39,633
ProLogis Trust	4,300	51,256
SL Green Realty Corp.	2,200	96,470
		279,754
Real Estate Management & Development - 0.8%
Avatar Holdings, Inc. (a)	2,000	38,000
CB Richard Ellis Group, Inc. Class A (a)	22,000	258,280
		296,280
TOTAL FINANCIALS		9,946,108
HEALTH CARE - 10.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,500	90,345

	Shares	Value
Biogen Idec, Inc. (a)	2,600	$ 131,352
Genzyme Corp. (a)	1,300	73,749
		295,446
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	15,400	163,086
Covidien PLC	10,382	449,125
Stryker Corp.	1,300	59,059
		671,270
Health Care Providers & Services - 1.7%
Aetna, Inc.	4,800	133,584
Brookdale Senior Living, Inc.	7,300	132,349
CIGNA Corp.	5,300	148,877
Humana, Inc. (a)	2,700	100,710
UnitedHealth Group, Inc.	5,100	127,704
		643,224
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. (a)	1,200	52,404
Pharmaceuticals - 5.9%
Allergan, Inc.	1,300	73,788
King Pharmaceuticals, Inc. (a)	4,300	46,311
Merck & Co., Inc.	18,800	594,644
Pfizer, Inc.	73,800	1,221,390
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,800	91,008
Wyeth	2,960	143,797
		2,170,938
TOTAL HEALTH CARE		3,833,282
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	11,000	408,650
Precision Castparts Corp.	900	91,683
United Technologies Corp.	3,900	237,627
		737,960
Building Products - 1.0%
Armstrong World Industries, Inc. (a)	200	6,892
Masco Corp.	21,300	275,196
Owens Corning (a)	3,800	85,310
		367,398
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	5,045	134,046
Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,500	48,315
Regal-Beloit Corp.	1,700	77,707
		126,022
Industrial Conglomerates - 0.5%
Textron, Inc.	9,300	176,514
Machinery - 2.5%
Caterpillar, Inc.	2,200	112,926
Cummins, Inc.	5,900	264,379
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	2,900	$ 124,468
Ingersoll-Rand Co. Ltd.	9,300	285,231
Navistar International Corp. (a)	1,420	53,136
Oshkosh Co.	2,400	74,232
		914,372
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	4,500	60,120
CSX Corp.	7,800	326,508
Ryder System, Inc.	2,700	105,462
Union Pacific Corp.	6,800	396,780
		888,870
TOTAL INDUSTRIALS		3,345,182
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	11,100	261,294
Juniper Networks, Inc. (a)	3,400	91,868
		353,162
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	13,300	627,893
NCR Corp. (a)	6,700	92,594
		720,487
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc. (a)	3,550	98,797
Amphenol Corp. Class A	1,000	37,680
Arrow Electronics, Inc. (a)	5,400	152,010
Avnet, Inc. (a)	9,600	249,312
Flextronics International Ltd. (a)	14,800	110,408
Tyco Electronics Ltd.	6,182	137,735
		785,942
Internet Software & Services - 0.5%
eBay, Inc. (a)	7,400	174,714
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	19,600	262,640
ASML Holding NV (NY Shares)	3,200	94,624
Atmel Corp. (a)	14,900	62,431
KLA-Tencor Corp.	2,700	96,822
Lam Research Corp. (a)	4,900	167,384
MEMC Electronic Materials, Inc. (a)	2,400	39,912
Novellus Systems, Inc. (a)	2,600	54,548
ON Semiconductor Corp. (a)	4,100	33,825
		812,186
Software - 0.3%
Microsoft Corp.	4,500	116,505
TOTAL INFORMATION TECHNOLOGY		2,962,996

	Shares	Value
MATERIALS - 4.0%
Chemicals - 1.4%
Albemarle Corp.	4,810	$ 166,426
Celanese Corp. Class A	3,500	87,500
Dow Chemical Co.	9,700	252,879
		506,805
Construction Materials - 0.4%
HeidelbergCement AG	1,741	112,706
HeidelbergCement AG rights 10/7/09 (a)	341	1,836
Vulcan Materials Co.	900	48,663
		163,205
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	3,400	125,460
Temple-Inland, Inc.	7,600	124,792
		250,252
Metals & Mining - 1.5%
AngloGold Ashanti Ltd. sponsored ADR	1,337	54,496
ArcelorMittal SA (NY Shares) Class A	3,000	111,420
Freeport-McMoRan Copper & Gold, Inc.	2,100	144,081
Newcrest Mining Ltd.	5,397	151,883
Steel Dynamics, Inc.	5,700	87,438
		549,318
TOTAL MATERIALS		1,469,580
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	29,740	803,277
Qwest Communications International, Inc.	27,600	105,156
Verizon Communications, Inc.	14,700	444,969
		1,353,402
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	52,900	208,955
TOTAL TELECOMMUNICATION SERVICES		1,562,357
UTILITIES - 4.3%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	1,400	37,128
American Electric Power Co., Inc.	7,000	216,930
Entergy Corp.	2,400	191,664
Exelon Corp.	4,900	243,138
FirstEnergy Corp.	4,600	210,312
		899,172
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	4,100	60,762
Constellation Energy Group, Inc.	1,700	55,029
NRG Energy, Inc. (a)	5,200	146,588
		262,379
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.2%
CMS Energy Corp.	8,400	$ 112,560
PG&E Corp.	3,300	133,617
Sempra Energy	3,500	174,335
		420,512
TOTAL UTILITIES		1,582,063
TOTAL COMMON STOCKS (Cost $40,403,487)		36,847,741
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50% (Cost $69,300)	100	86,100
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.25% (d)	75,779	75,779
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	532,500	532,500
TOTAL MONEY MARKET FUNDS (Cost $608,279)		608,279
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $41,081,066)	37,542,120
NET OTHER ASSETS - (1.5)%	(543,654)
NET ASSETS - 100%	$ 36,998,466
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 730
Fidelity Securities Lending Cash Central Fund	1,131
Total	$ 1,861
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,469,959	$ 3,469,959	$ -	$ -
Consumer Staples	1,807,430	1,807,430	-	-
Energy	6,868,784	6,868,784	-	-
Financials	10,032,208	9,946,108	86,100	-
Health Care	3,833,282	3,833,282	-	-
Industrials	3,345,182	3,345,182	-	-
Information Technology	2,962,996	2,962,996	-	-
Materials	1,469,580	1,469,580	-	-
Telecommunication Services	1,562,357	1,562,357	-	-
Utilities	1,582,063	1,582,063	-	-
Money Market Funds	608,279	608,279	-	-
Total Investments in Securities	$ 37,542,120	$ 37,456,020	$ 86,100	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $42,550,320. Net unrealized depreciation aggregated $5,008,200, of which $4,089,878 related to appreciated investment securities and $9,098,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009